UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity®
Strategic Real Return
Fund

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,098.50	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.02%
Actual		$ 1,000.00	$ 1,098.20	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class B	1.75%
Actual		$ 1,000.00	$ 1,094.60	$ 9.14
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.77%
Actual		$ 1,000.00	$ 1,095.30	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Strategic Real Return	.72%
Actual		$ 1,000.00	$ 1,099.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Class F	.60%
Actual		$ 1,000.00	$ 1,100.00	$ 3.14
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,100.80	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2011	As of September 30, 2010
Commodity-Linked Notes and Related Investments*	24.9%	25.6%
Inflation-Protected Securities and Related Investments	27.1%	26.3%
Floating Rate High Yield	25.3%	25.3%
Real Estate Investments	20.9%	22.0%
Cash & Cash Equivalents	1.5%	0.6%
* Investments may include commodity-linked notes, Fidelity Commodity Strategy Central Fund and cash.
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 27.1%	U.S. Government and U.S. Government Agency Obligations 26.3%
AAA 0.4%	AAA 1.0%
AA 0.7%	AA 0.3%
A 0.3%	A 0.3%
BBB 2.0%	BBB 2.0%
BB and Below 20.4%	BB and Below 19.9%
Not Rated 6.6%	Not Rated 8.4%
Structured Notes (including Commodity Linked Notes) 6.5%	Structured Notes (including Commodity Linked Notes) 9.1%
Equities † 23.9%	Equities 14.8%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 17.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 14.8%		Stocks 14.8%
	U.S. Government and U.S. Government Agency Obligations 27.1%		U.S. Government and U.S. Government Agency Obligations 26.3%
	Corporate Bonds 4.9%		Corporate Bonds 5.7%
	Asset-Backed Securities 0.8%		Asset-Backed Securities 0.9%
	Structured Notes (including Commodity- Linked Notes 6.5%		Structured Notes (including Commodity- Linked Notes 9.1%
	Floating Rate Loans 22.2%		Floating Rate Loans 22.8%
	CMOs and Other Mortgage Related Securities 2.4%		CMOs and Other Mortgage Related Securities 2.4%
	Other Investments† 9.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 12.1%		Short-Term Investments and Net Other Assets 17.9%
* Foreign investments	5.7%	** Foreign investments	4.7%
* U.S. Treasury Inflation-Indexed Securities	27.1%	** U.S. Treasury Inflation-Indexed Securities	26.3%

† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 3.3%
		Principal Amount (d)	Value
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		660,000	$ 579,150
FINANCIALS - 1.0%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,239,000
Real Estate Investment Trusts - 0.5%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,293,369
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		2,975,000	3,018,435
Annaly Capital Management, Inc. 4% 2/15/15		500,000	580,313
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	5,555,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,880,000
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,179,375
2.625% 5/15/38		500,000	496,875
The Macerich Co. 3.25% 3/15/12 (e)		4,300,000	4,316,125
			32,319,492
Real Estate Management & Development - 0.5%
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	4,522,500
Corporate Office Properties LP 3.5% 9/15/26 (e)		3,220,000	3,228,050
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,400,000	2,400,000
Grubb & Ellis Co. 7.95% 5/1/15 (e)		1,900,000	1,615,000
Home Properties, Inc. 4.125% 11/1/26 (e)		1,900,000	1,924,938
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	1,433,688
			26,717,489
TOTAL FINANCIALS			60,275,981
TOTAL CONVERTIBLE BONDS			60,855,131
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (e)		$ 3,584,967	$ 4,035,887
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,045,000
KB Home:
5.75% 2/1/14		510,000	515,100
5.875% 1/15/15		1,500,000	1,485,000
6.25% 6/15/15		5,100,000	5,049,000
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	4,000,000
5.6% 5/31/15		1,500,000	1,477,500
M/I Homes, Inc. 8.625% 11/15/18 (e)		2,095,000	2,095,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,526,250
Ryland Group, Inc. 8.4% 5/15/17		250,000	271,250
Standard Pacific Corp.:
8.375% 5/15/18		245,000	254,188
8.375% 5/15/18 (e)		1,825,000	1,898,000
10.75% 9/15/16		500,000	582,500
			22,728,788
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,848,850
TOTAL CONSUMER DISCRETIONARY			29,613,525
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		525,000	539,438
FINANCIALS - 1.8%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (e)		500,000	597,500
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,753,700
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,061,821
			5,815,521
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,494,928
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		$ 1,131,000	$ 1,210,671
6.25% 6/15/14		1,170,000	1,261,654
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,071,664
7.5% 7/15/18		2,970,000	3,257,285
9.625% 3/15/16		2,780,000	3,381,231
Equity One, Inc.:
5.375% 10/15/15		500,000	515,823
6% 9/15/16		1,000,000	1,062,793
6.25% 12/15/14		1,000,000	1,071,621
6.25% 1/15/17		1,000,000	1,044,310
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,636,958
6.3% 9/15/16		4,750,000	5,226,121
7.072% 6/8/15		500,000	559,095
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,054,972
6.5% 1/17/17		625,000	688,020
HMB Capital Trust V 3.9095% 12/15/36 (c)(e)(f)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,595,848
6.7% 1/15/18		1,000,000	1,071,908
6.75% 2/15/13		1,250,000	1,329,694
7.875% 8/15/14		500,000	558,034
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,048,488
iStar Financial, Inc.:
5.95% 10/15/13		3,495,000	3,320,250
6.05% 4/15/15		410,000	382,325
Kimco Realty Corp. 5.783% 3/15/16		550,000	603,632
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,151,838
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,052,730
6.25% 2/1/13		2,000,000	2,135,614
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,368,376
7.5% 2/15/20		1,000,000	1,072,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,841,619
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,060,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 1,000,000	$ 1,124,000
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,787,222
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	750,739
8.625% 1/15/12		6,900,000	7,215,268
UDR, Inc. 5.5% 4/1/14		2,000,000	2,116,344
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	524,065
5.25% 1/15/16		1,000,000	1,034,984
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,020,106
			63,702,730
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	633,440
Arden Realty LP 5.2% 9/1/11		500,000	509,271
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,579,581
5.75% 4/1/12		1,000,000	1,032,261
6% 4/1/16		1,000,000	1,058,952
7.5% 5/15/15		500,000	564,092
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,180,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,300,226
6.25% 6/15/14		1,595,000	1,673,708
6.875% 8/15/12		1,000,000	1,043,132
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,525,677
Duke Realty LP:
6.25% 5/15/13		750,000	811,334
7.375% 2/15/15		500,000	566,799
First Industrial LP 5.75% 1/15/16		1,000,000	951,588
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,953,000	3,636,760
7.625% 6/1/15		800,000	776,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,402,093
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,065,000
9% 5/15/17		750,000	845,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP 6.375% 8/15/12		$ 2,680,000	$ 2,844,118
Post Apartment Homes LP:
5.45% 6/1/12		714,000	739,349
6.3% 6/1/13		1,000,000	1,069,828
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,270,218
5.875% 6/15/17		600,000	656,739
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,070,000
Ventas Realty LP:
Series 1, 6.5% 6/1/16		5,570,000	5,778,875
6.5% 6/1/16		660,000	684,750
			42,269,416
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (c)(e)		4,750,000	1,425,000
TOTAL FINANCIALS			113,810,167
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		935,000	984,088
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,767,300
			2,751,388
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,124,372
TOTAL NONCONVERTIBLE BONDS			148,838,890
TOTAL CORPORATE BONDS (Cost $193,656,902)			209,694,021
U.S. Treasury Inflation Protected Obligations - 27.1%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		56,756,160	57,900,098
2% 1/15/26		121,949,696	130,125,630
2.125% 2/15/41		36,448,288	38,584,465
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/40		$ 38,263,874	$ 40,535,829
2.375% 1/15/25		86,552,592	97,210,942
2.375% 1/15/27		75,884,270	84,517,116
2.5% 1/15/29		49,740,145	56,417,109
3.625% 4/15/28		24,640,978	31,772,540
3.875% 4/15/29		35,226,483	47,149,937
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		72,646,860	75,496,334
0.625% 4/15/13		60,420,920	63,357,442
1.125% 1/15/21		54,354,780	55,229,420
1.25% 4/15/14		45,778,920	49,012,496
1.25% 7/15/20		88,849,200	91,875,714
1.375% 7/15/18		25,527,500	27,182,869
1.375% 1/15/20		25,455,750	26,732,737
1.625% 1/15/15		47,878,788	51,993,942
1.625% 1/15/18		40,570,144	43,847,582
1.875% 7/15/13		68,191,726	73,860,680
1.875% 7/15/15		32,421,053	35,668,829
1.875% 7/15/19		34,030,920	37,349,284
2% 4/15/12		41,667,840	43,601,403
2% 1/15/14		62,187,299	67,862,191
2% 7/15/14		59,749,850	65,688,351
2% 1/15/16		388,287	429,305
2.125% 1/15/19		26,664,820	29,764,981
2.375% 1/15/17		46,131,085	52,071,188
2.5% 7/15/16		36,525,385	41,485,412
2.625% 7/15/17		37,184,000	42,698,494
3% 7/15/12		68,047,791	72,960,593
3.375% 1/15/12		75,370,239	79,044,586
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,611,668,901)			1,711,427,499
Asset-Backed Securities - 0.8%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		1,643,000	1,556,743
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6125% 3/23/19 (e)(f)		2,234,240	1,994,059
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		5,000,000	4,825,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5531% 1/20/37 (e)(f)		1,577,874	1,309,636
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		$ 2,383,050	$ 1,906,440
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (e)(f)		4,690,037	3,329,927
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,253,247
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,956,274
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	1,626,400
Class B2, 1.6585% 12/28/35 (e)(f)		2,110,000	1,329,300
Class D, 9% 12/28/35 (e)		504,483	142,819
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,101,672	369,060
Crest Ltd. Series 2002-IGA Class A, 0.7544% 7/28/17 (e)(f)		517,265	515,361
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,711,711
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6755% 11/28/39 (e)(f)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8995% 9/25/46 (e)(f)		768,729	7,687
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,445,380	2,175,882
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9322% 12/28/33 (f)		1,900,000	1,735,306
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9855% 8/28/38 (e)(f)		4,410,000	3,969,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	895,436
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		1,962,905	1,962,905
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		430,182	133,401
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9605% 2/5/36 (e)(f)		287,412	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (e)		1,055,000	1,056,372
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(f)		$ 3,000,000	$ 1,290,000
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (e)(f)		1,000,000	890,000
Class A1B, 0.638% 9/25/26 (e)(f)		3,215,000	2,732,750
Class A2A, 0.528% 9/25/26 (e)(f)		6,330,000	5,816,004
Class F, 1.458% 9/25/26 (e)(f)		2,250,000	1,620,000
Class G, 1.658% 9/25/26 (e)(f)		1,530,000	1,071,000
Class H, 1.958% 9/25/26 (e)(f)		4,300,000	2,924,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2625% 11/21/40 (e)(f)		1,500,000	450,000
TOTAL ASSET-BACKED SECURITIES (Cost $55,246,892)			52,581,249
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.465% 3/15/22 (e)(f)		8,503,603	8,364,000
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.435% 6/15/22 (e)(f)		2,750,000	2,540,317
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		54,836	1,945
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7055% 1/25/19 (e)(f)		57,656	13,330
Class B4, 4.7055% 1/25/19 (e)(f)		115,312	6,970
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4345% 4/25/20 (e)(f)		500,000	501,400
Series 2010-K6 Class B, 5.3542% 12/26/46 (e)(f)		1,000,000	994,451
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.755% 6/15/22 (e)(f)		5,777,417	5,488,546
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		1,000,000	1,022,500
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		2,082,000	2,134,208
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.505% 12/15/37 (e)(f)		446,365	16,382
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.358% 9/10/37 (e)(f)		136,793	11,108
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.505% 12/15/37 (e)(f)		$ 267,819	$ 8,677
Series 2006-A Class B7, 3.755% 3/15/38 (e)(f)		495,066	3,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,542,615)			21,107,250
Commercial Mortgage Securities - 2.1%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		2,850,347	2,747,133
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	4,088,930
Series 2005-1 Class A3, 4.877% 11/10/42		230,490	230,823
Series 2005-1 Class CJ, 5.1902% 11/10/42 (f)		1,450,000	1,512,971
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.005% 11/15/15 (e)(f)		6,742,299	6,489,462
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.255% 3/15/22 (e)(f)		2,630,000	2,038,250
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4517% 3/11/39 (f)		3,000,000	2,971,976
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		2,000,000	1,595,979
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(f)		1,500,000	1,477,500
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,013,416
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	199,868
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	113,591
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	103,720
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	43,749
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	143,592
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	606,352
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		2,989,085	2,992,672
Series 2001-J1A Class F, 6.958% 2/16/34 (e)		1,475,000	1,479,778
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	2,008,669
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.515% 5/15/23 (e)(f)		$ 2,000,000	$ 1,990,185
Class D, 0.725% 5/15/23 (e)(f)		1,250,000	1,230,694
Series 2006-HC1A:
Class A1, 0.445% 5/15/23 (e)(f)		1,963,249	1,940,140
Class K, 1.7323% 5/15/23 (e)(f)		3,757,000	3,662,811
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8995% 3/25/17 (e)(f)		1,440,000	1,167,750
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4495% 3/25/17 (e)(f)		2,200,000	1,729,750
Class G, 7.2495% 3/25/17 (e)(f)		1,870,000	1,162,322
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	335,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,972,506
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2272% 6/10/31 (e)(f)		2,500,000	2,665,901
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (e)		1,000,000	1,012,736
Freddie Mac Multi-class participation certificates guaranteed Series K011 Class X3, 2.661% 12/25/48 (f)(h)		6,103,048	979,843
FREMF Mortgage Trust Series 2011-K11 Class B, 4.569% 12/25/48 (e)(f)		1,000,000	891,173
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		8,028,242	7,968,030
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,457,427
Series 2002-1A Class H, 7.1453% 12/10/35 (e)(f)		1,277,000	1,291,725
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	3,150,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		647,110	671,560
Class G, 6.75% 4/15/29 (f)		1,352,000	1,443,735
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		1,516,944	1,569,543
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		815,136	818,280
Class J, 6.974% 8/15/36 (e)		2,720,000	2,692,412
Series 2000-C1:
Class H, 7% 3/15/33 (e)		43,493	43,567
Class K, 7% 3/15/33		1,000,000	716,243
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		$ 1,000,000	$ 1,024,017
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,141,000	1,143,298
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/1/20 (e)(f)		2,800,000	2,557,582
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		2,750,000	3,049,770
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (e)		1,000,000	967,289
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		1,500,000	1,473,375
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.435% 2/15/19 (e)(f)		2,046,464	2,005,534
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,532,537	1,593,870
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		1,070,000	1,125,640
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		6,000,000	6,178,076
Series 2006-C4 Class AJ, 5.9032% 6/15/38 (f)		2,000,000	1,934,858
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	1,384,830
Class I11, 7.72% 2/26/28 (e)		751,000	765,344
Class I12, 7.72% 2/26/28 (e)		750,000	754,200
Class I9, 7.72% 2/26/28 (e)		1,149,200	1,167,932
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	0
Class F, 10.813% 5/20/44 (e)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,522,066	3,486,845
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,754,930
Series 1997-RR Class F, 7.4073% 4/30/39 (e)(f)		581,746	558,476
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		2,342,000	1,469,605
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	4,045,240
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		32,127	31,023
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,083,109	1,161,959
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		897,483	941,909
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		1,190,000	1,215,530
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		$ 2,500,000	$ 2,637,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.83% 7/15/24 (e)(f)		1,800,000	606,587
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,984,450
Series 2004-C12 Class D, 5.3051% 7/15/41 (f)		2,250,000	2,109,782
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,433,105
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,342,045)			129,984,320
Common Stocks - 12.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	3,091,984
Summit Hotel Properties, Inc.	427,000	4,244,380
		7,336,364
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		12,376,364
FINANCIALS - 11.8%
Capital Markets - 0.1%
HFF, Inc. (a)	119,400	1,795,776
Real Estate Investment Trusts - 11.4%
Acadia Realty Trust (SBI)	1,145,190	21,666,995
Alexandria Real Estate Equities, Inc.	308,211	24,031,212
AMB Property Corp. (REIT)	292,600	10,524,822
American Assets Trust, Inc.	169,700	3,609,519
American Campus Communities, Inc.	103,000	3,399,000
Annaly Capital Management, Inc.	90,600	1,580,970
Anworth Mortgage Asset Corp.	481,200	3,411,708
Apartment Investment & Management Co. Class A	42,391	1,079,699
Associated Estates Realty Corp.	196,200	3,115,656
AvalonBay Communities, Inc.	79,337	9,526,787
Beni Stabili SpA SIIQ	1,151,900	1,196,954
Boston Properties, Inc.	302,548	28,696,678
Brandywine Realty Trust (SBI)	679,450	8,248,523
Camden Property Trust (SBI)	21,300	1,210,266
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.	121,800	$ 667,464
CBL & Associates Properties, Inc.	1,055,420	18,385,416
Cedar Shopping Centers, Inc.	151,300	912,339
Chesapeake Lodging Trust	599,516	10,437,574
Coresite Realty Corp.	174,774	2,768,420
Cypress Sharpridge Investments, Inc.	582,780	7,389,650
DCT Industrial Trust, Inc.	1,212,827	6,731,190
DiamondRock Hospitality Co.	1,357,910	15,167,855
Digital Realty Trust, Inc.	424,797	24,697,698
Duke Realty LP	267,500	3,747,675
Dynex Capital, Inc.	120,000	1,207,200
Education Realty Trust, Inc.	1,552,882	12,469,642
Equity Lifestyle Properties, Inc.	186,200	10,734,430
Equity Residential (SBI)	494,289	27,882,842
Essex Property Trust, Inc.	183,765	22,786,860
Excel Trust, Inc.	200,450	2,363,306
Federal Realty Investment Trust (SBI)	19,200	1,565,952
HCP, Inc.	566,461	21,491,530
Health Care REIT, Inc.	61,700	3,235,548
Healthcare Realty Trust, Inc.	641,791	14,568,656
Highwoods Properties, Inc. (SBI)	366,000	12,813,660
Hospitality Properties Trust (SBI)	14,200	328,730
Host Hotels & Resorts, Inc.	519,887	9,155,210
Kimco Realty Corp.	710,320	13,027,269
Kite Realty Group Trust	548,733	2,913,772
LTC Properties, Inc.	30,500	864,370
MFA Financial, Inc.	1,547,266	12,687,581
Mid-America Apartment Communities, Inc.	327,762	21,042,320
Monmouth Real Estate Investment Corp. Class A	110,000	903,100
National Retail Properties, Inc.	130,300	3,404,739
Nationwide Health Properties, Inc.	110,900	4,716,577
Omega Healthcare Investors, Inc.	36,270	810,272
Pebblebrook Hotel Trust	63,400	1,404,310
Post Properties, Inc.	288,100	11,307,925
ProLogis Trust	2,551,509	40,773,114
Public Storage	391,158	43,383,334
Regency Centers Corp.	57,300	2,491,404
Simon Property Group, Inc.	671,421	71,949,474
SL Green Realty Corp.	364,800	27,432,960
Sun Communities, Inc.	6,400	228,160
Sunstone Hotel Investors, Inc. (a)	942,726	9,606,378
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	185,100	$ 4,857,024
The Macerich Co.	372,025	18,426,398
Two Harbors Investment Corp.	116,200	1,216,614
Ventas, Inc.	944,920	51,309,156
Vornado Realty Trust	229,939	20,119,663
Washington (REIT) (SBI)	20,900	649,781
Weyerhaeuser Co.	160,352	3,944,659
		722,277,990
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	359,630	6,364,083
CB Richard Ellis Group, Inc. Class A (a)	210,929	5,631,804
Forest City Enterprises, Inc. Class A (a)	138,913	2,615,732
The St. Joe Co. (a)	199,805	5,009,111
		19,620,730
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e)	72,059	721
TOTAL FINANCIALS		743,695,217
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	614,402	17,203,256
Capital Senior Living Corp. (a)	587,249	6,236,584
Emeritus Corp. (a)	723,775	18,427,312
Sunrise Senior Living, Inc. (a)	409,551	4,885,943
		46,753,095
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	254,796	6,532,969
TOTAL COMMON STOCKS (Cost $709,179,640)		809,357,645
Preferred Stocks - 1.4%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	$ 2,582,400
Excel Trust, Inc. 7.00% (a)(e)	43,800	1,073,100
Health Care REIT, Inc. 6.50% (a)	20,000	1,022,500
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,095,025
		7,773,025
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (e)	45,000	2,475,000
TOTAL FINANCIALS		10,248,025
Nonconvertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	25,075
Red Lion Hotels Capital Trust 9.50%	138,465	3,493,472
		3,518,547
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,364,250
AMB Property Corp. (REIT) Series O, 7.00%	1,000	25,010
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,343,000
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,530,140
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,008,000
Series U, 7.75%	40,227	1,004,468
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	510,800
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	249,000
7.375%	25,000	607,750
Cedar Shopping Centers, Inc. 8.875%	50,500	1,265,025
CenterPoint Properties Trust Series D, 5.377%	5,280	2,449,920
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,997,960
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.: - continued
Series B, 7.50%	43,159	$ 1,071,638
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	1,006,510
Duke Realty LP:
8.375%	63,129	1,688,701
Series L, 6.60%	5,334	124,602
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	196,075
Equity Lifestyle Properties, Inc.	55,000	1,363,450
Equity Residential (depositary shares) Series N, 6.48%	21,200	536,148
Glimcher Realty Trust Series G, 8.125%	17,500	436,450
Health Care REIT, Inc. Series F, 7.625%	50,000	1,276,500
HomeBanc Mortgage Corp. Series A 0.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,477,737
Series C, 7.00%	74,798	1,821,331
Hudson Pacific Properties, Inc. 8.375%	20,000	506,000
Kimco Realty Corp. Series G, 7.75%	126,900	3,281,634
Kite Realty Group Trust 8.25%	5,000	121,800
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,295,054
Series G, 7.25%	87,640	2,085,832
LBA Realty Fund II Series B, 7.625% (a)	146,695	3,447,333
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,487,376
Lexington Realty Trust 7.55%	20,285	479,132
LTC Properties, Inc. Series F, 8.00%	59,280	1,489,114
MFA Financial, Inc. Series A, 8.50%	378,300	9,544,509
Pebblebrook Hotel Trust	52,500	1,311,975
ProLogis Trust Series C, 8.54%	19,500	1,090,173
PS Business Parks, Inc. Series P, 6.70%	65,000	1,586,000
Public Storage:
Series I, 7.25%	31,655	801,505
Series K, 7.25%	23,796	607,036
Series N, 7.00%	40,000	1,020,800
Regency Centers Corp. 7.25%	31,125	774,701
Saul Centers, Inc.:
8.00%	45,000	1,147,500
Series B (depositary shares) 9.00%	20,000	525,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	$ 1,111,950
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,839,391
		73,909,113
TOTAL FINANCIALS		77,427,660
TOTAL PREFERRED STOCKS (Cost $100,757,238)		87,675,685
Floating Rate Loans - 0.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7.25% 7/31/12 (c)(f)	3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.31% 10/27/13 (f)	489,145	486,699
TOTAL CONSUMER DISCRETIONARY		5,336,699
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (f)	1,898,333	1,898,333
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	347,348	333,454
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,608,750
Tranche B, term loan 3.3115% 10/10/13 (f)	2,931,041	2,813,799
		4,756,003
TOTAL FINANCIALS		6,654,336
TOTAL FLOATING RATE LOANS (Cost $13,430,945)		11,991,035
Commodity-Linked Notes - 6.5%
	Principal Amount (d)	Value
AB Svensk Exportkredit 0% 12/19/11 (e)(f)(i)	$ 28,000,000	$ 36,335,155
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
0% 5/16/11 (e)(f)(i)	19,000,000	33,410,404
0% 8/12/11 (e)(f)(i)	25,000,000	32,578,546
0% 8/19/11 (e)(f)(i)	25,000,000	32,578,546
0% 8/26/11 (e)(f)(i)	27,400,000	34,420,349
Credit Suisse Group AG:
0.1525% 7/13/11 (e)(f)(i)	12,300,000	16,132,881
0.1535% 7/6/11 (e)(f)(i)	10,000,000	12,699,387
0.155% 6/21/11 (e)(f)(i)	13,500,000	17,502,544
0.16% 1/10/12 (e)(f)(i)	11,800,000	16,110,214
Credit Suisse New York Branch 0.1525% 5/20/11 (e)(f)(i)	10,000,000	17,129,393
Deutsche Bank AG 0.098% 8/11/11 (e)(f)(i)	10,000,000	13,031,419
Deutsche Bank AG London Branch 0.101% 6/1/11 (e)(f)(i)	6,700,000	12,106,839
Morgan Stanley 0% 7/28/11 (e)(f)(i)	10,000,000	12,706,423
Societe Generale Commodities Products, LLC:
0.2535% 6/14/11 (e)(f)(i)	24,400,000	31,979,343
0.259% 8/9/11 (e)(f)(i)	5,600,000	11,711,561
UBS AG Jersey Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .14% due 6/29/2011 0.1083% 6/29/11 (e)(f)(i)	10,600,000	13,933,167
0.1135% 7/19/11 (e)(f)(i)	10,000,000	12,709,061
0.1135% 7/21/11 (e)(f)(i)	15,600,000	30,358,617
0.12% 6/8/11 (e)(f)(i)	14,400,000	18,238,974
0.121% 5/3/11 (e)(f)(i)	5,500,000	8,096,621
TOTAL COMMODITY-LINKED NOTES (Cost $294,800,000)		413,769,444
Commodity Funds - 9.1%
Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $548,291,609)	43,352,899	572,258,267
Fixed-Income Funds - 25.3%

Fidelity Floating Rate Central Fund (g) (Cost $1,529,435,758)	15,682,416	1,601,174,674
Preferred Securities - 0.0%
	Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	$ 500,000	$ 15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,350,194)		15,017
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $684,076,702)	684,076,702	684,076,702
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,886,779,441)		6,305,112,808
NET OTHER ASSETS (LIABILITIES) - 0.3%		20,969,947
NET ASSETS - 100%		$ 6,326,082,755
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $615,402,027 or 9.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Security is indexed to the Dow Jones-UBS Commodity Total Return Index, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,747,133 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,760,174
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 962,714
Fidelity Floating Rate Central Fund	32,703,360
Total	$ 33,666,074
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 548,291,609	$ -	$ 572,258,267	63.4%
Fidelity Floating Rate Central Fund	1,422,087,615	115,096,874	15,041,882	1,601,174,674	54.2%
Total	$ 1,422,087,615	$ 663,388,483	$ 15,041,882	$ 2,173,432,941
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,376,364	$ 7,336,364	$ -	$ 5,040,000
Financials	831,370,902	819,616,047	9,304,181	2,450,674
Health Care	46,753,095	46,753,095	-	-
Industrials	6,532,969	6,532,969	-	-
Corporate Bonds	209,694,021	-	205,207,200	4,486,821
U.S. Government and Government Agency Obligations	1,711,427,499	-	1,711,427,499	-
Asset-Backed Securities	52,581,249	-	35,076,216	17,505,033
Collateralized Mortgage Obligations	21,107,250	-	21,085,005	22,245
Commercial Mortgage Securities	129,984,320	-	116,056,133	13,928,187
Floating Rate Loans	11,991,035	-	8,491,035	3,500,000
Commodity-Linked Notes	413,769,444	-	413,769,444	-
Fixed-Income Funds	1,601,174,674	1,601,174,674	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	684,076,702	684,076,702	-	-
Commodity Funds	572,258,267	572,258,267	-	-
Total Investments in Securities:	$ 6,305,112,808	$ 3,737,748,118	$ 2,520,416,713	$ 46,947,977
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,885,358
Total Realized Gain (Loss)	(2,540,186)
Total Unrealized Gain (Loss)	6,944,038
Cost of Purchases	9,236,308
Proceeds of Sales	(5,374,565)
Amortization/Accretion	(32,478)
Transfers in to Level 3	8,018,516
Transfers out of Level 3	(14,189,014)
Ending Balance	$ 46,947,977
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 2,567,410

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $725,040,077 of which $1,056,822, $720,370,157 and $3,613,098 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,124,975,372)	$ 3,447,603,165
Fidelity Central Funds (cost $2,761,804,069)	2,857,509,643
Total Investments (cost $5,886,779,441)		$ 6,305,112,808
Cash		15,459
Receivable for investments sold		8,982,981
Receivable for fund shares sold		3,735,957
Dividends receivable		2,582,944
Interest receivable		11,594,138
Distributions receivable from Fidelity Central Funds		5,890,387
Prepaid expenses		6,987
Other receivables		12,874
Total assets		6,337,934,535

Liabilities
Payable for investments purchased	$ 3,005,657
Payable for fund shares redeemed	5,002,809
Accrued management fee	2,918,411
Distribution and service plan fees payable	127,120
Other affiliated payables	680,843
Other payables and accrued expenses	116,940
Total liabilities		11,851,780

Net Assets		$ 6,326,082,755
Net Assets consist of:
Paid in capital		$ 6,320,257,228
Undistributed net investment income		40,386,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(452,879,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,318,581
Net Assets		$ 6,326,082,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($207,640,016 ÷ 21,015,614 shares)	$ 9.88

Maximum offering price per share (100/96.00 of $9.88)	$ 10.29
Class T: Net Asset Value and redemption price per share ($30,805,324 ÷ 3,113,983 shares)	$ 9.89

Maximum offering price per share (100/96.00 of $9.89)	$ 10.30
Class B: Net Asset Value and offering price per share ($7,446,389 ÷ 756,694 shares) A	$ 9.84

Class C: Net Asset Value and offering price per share ($90,823,978 ÷ 9,271,762 shares) A	$ 9.80

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,145,385,541 ÷ 417,801,903 shares)	$ 9.92

Class F: Net Asset Value, offering price and redemption price per share ($941,643,947 ÷ 94,988,389 shares)	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($902,337,560 ÷ 91,097,975 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2011

Investment Income
Dividends		$ 10,062,369
Interest		27,734,354
Inflation principal income		14,571,610
Income from Fidelity Central Funds		33,666,074
Total income		86,034,407

Expenses
Management fee	$ 16,808,425
Transfer agent fees	3,387,345
Distribution and service plan fees	686,572
Accounting fees and expenses	702,759
Custodian fees and expenses	34,791
Independent trustees' compensation	10,615
Registration fees	62,301
Audit	101,082
Legal	18,375
Interest	103
Miscellaneous	32,176
Total expenses before reductions	21,844,544
Expense reductions	(48,324)	21,796,220
Net investment income (loss)		64,238,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	263,484,654
Fidelity Central Funds	1,410,709
Foreign currency transactions	(7,842)
Total net realized gain (loss)		264,887,521
Change in net unrealized appreciation (depreciation) on: Investment securities	233,341,748
Assets and liabilities in foreign currencies	(14,419)
Total change in net unrealized appreciation (depreciation)		233,327,329
Net gain (loss)		498,214,850
Net increase (decrease) in net assets resulting from operations		$ 562,453,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,238,187	$ 131,981,235
Net realized gain (loss)	264,887,521	462,428,000
Change in net unrealized appreciation (depreciation)	233,327,329	97,204,786
Net increase (decrease) in net assets resulting from operations	562,453,037	691,614,021
Distributions to shareholders from net investment income	(68,525,260)	(83,611,982)
Distributions to shareholders from net realized gain	-	(76,503,945)
Total distributions	(68,525,260)	(160,115,927)
Share transactions - net increase (decrease)	218,831,758	(591,938,978)
Redemption fees	25,348	88,485
Total increase (decrease) in net assets	712,784,883	(60,352,399)

Net Assets
Beginning of period	5,613,297,872	5,673,650,271
End of period (including undistributed net investment income of $40,386,362 and undistributed net investment income of $44,673,435, respectively)	$ 6,326,082,755	$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.089	.171	.146	.444	.473	.524
Net realized and unrealized gain (loss)	.799	.840	(.528)	(.820)	.077	(.329)
Total from investment operations	.888	1.011	(.382)	(.376)	.550	.195
Distributions from net investment income	(.088)	(.111)	(.208)	(.424)	(.400)	(.266)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.088)	(.221)	(.688)	(.494)	(.400)	(.266)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 9.88	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Total Return B, C, D	9.85%	12.46%	(2.73)%	(3.96)%	5.55%	1.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.02%	1.03%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.03%	1.01%	1.01%	1.00%
Expenses net of all reductions	1.02% A	1.02%	1.03%	1.01%	1.01%	.99%
Net investment income (loss)	1.88% A	1.98%	1.98%	4.43%	4.66%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,640	$ 168,216	$ 112,929	$ 125,074	$ 25,406	$ 13,335
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.089	.170	.144	.449	.476	.517
Net realized and unrealized gain (loss)	.798	.841	(.521)	(.843)	.082	(.325)
Total from investment operations	.887	1.011	(.377)	(.394)	.558	.192
Distributions from net investment income	(.087)	(.111)	(.203)	(.417)	(.398)	(.263)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.087)	(.221)	(.683)	(.487)	(.398)	(.263)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 9.89	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Total Return B, C, D	9.82%	12.44%	(2.69)%	(4.12)%	5.64%	1.93%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of all reductions	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Net investment income (loss)	1.88% A	1.98%	1.95%	4.42%	4.67%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,805	$ 27,373	$ 23,500	$ 27,405	$ 27,709	$ 22,825
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.055	.108	.093	.376	.405	.450
Net realized and unrealized gain (loss)	.797	.845	(.536)	(.824)	.072	(.318)
Total from investment operations	.852	.953	(.443)	(.448)	.477	.132
Distributions from net investment income	(.042)	(.083)	(.147)	(.353)	(.327)	(.213)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.042)	(.193)	(.627)	(.423)	(.327)	(.213)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 9.84	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Total Return B, C, D	9.46%	11.73%	(3.53)%	(4.63)%	4.81%	1.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.76%	1.71%	1.69%	1.74%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.71%	1.69%	1.74%
Expenses net of all reductions	1.74% A	1.75%	1.75%	1.71%	1.69%	1.73%
Net investment income (loss)	1.16% A	1.26%	1.27%	3.72%	3.98%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,446	$ 7,406	$ 5,992	$ 8,847	$ 6,828	$ 6,002
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.053	.105	.088	.366	.392	.437
Net realized and unrealized gain (loss)	.801	.838	(.532)	(.826)	.080	(.323)
Total from investment operations	.854	.943	(.444)	(.460)	.472	.114
Distributions from net investment income	(.044)	(.083)	(.146)	(.350)	(.322)	(.215)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.044)	(.193)	(.626)	(.420)	(.322)	(.215)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 9.80	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Total Return B, C, D	9.53%	11.65%	(3.55)%	(4.77)%	4.77%	1.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.83%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.83%	1.80%	1.81%	1.85%
Expenses net of all reductions	1.77% A	1.78%	1.83%	1.80%	1.81%	1.84%
Net investment income (loss)	1.13% A	1.23%	1.19%	3.63%	3.86%	4.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,824	$ 66,399	$ 44,744	$ 50,837	$ 24,175	$ 16,528
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.104	.196	.166	.479	.504	.544
Net realized and unrealized gain (loss)	.798	.846	(.529)	(.834)	.079	(.317)
Total from investment operations	.902	1.042	(.363)	(.355)	.583	.227
Distributions from net investment income	(.112)	(.122)	(.227)	(.446)	(.423)	(.278)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.112)	(.232)	(.707)	(.516)	(.423)	(.278)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	.001
Net asset value, end of period	$ 9.92	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Total Return B, C	9.97%	12.81%	(2.48)%	(3.73)%	5.89%	2.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.73%	.77%	.73%	.74%	.80%
Expenses net of fee waivers, if any	.72% A	.73%	.77%	.73%	.74%	.80%
Expenses net of all reductions	.72% A	.73%	.77%	.73%	.73%	.79%
Net investment income (loss)	2.18% A	2.28%	2.25%	4.70%	4.94%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,145,386	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765
Portfolio turnover rate F	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income (loss) D	.109	.208	.065
Net realized and unrealized gain (loss)	.795	.845	.676
Total from investment operations	.904	1.053	.741
Distributions from net investment income	(.124)	(.133)	(.051)
Distributions from net realized gain	-	(.110)	-
Total distributions	(.124)	(.243)	(.051)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.91	$ 9.13	$ 8.32
Total Return B, C	10.00%	12.96%	9.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.61% A
Expenses net of fee waivers, if any	.60% A	.60%	.61% A
Expenses net of all reductions	.60% A	.60%	.61% A
Net investment income (loss)	2.30% A	2.41%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 941,644	$ 558,829	$ 389
Portfolio turnover rate F	42% A	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.102	.194	.166	.475	.500	.540
Net realized and unrealized gain (loss)	.808	.848	(.529)	(.841)	.081	(.321)
Total from investment operations	.910	1.042	(.363)	(.366)	.581	.219
Distributions from net investment income	(.110)	(.122)	(.227)	(.445)	(.421)	(.280)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.110)	(.232)	(.707)	(.515)	(.421)	(.280)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	.001
Net asset value, end of period	$ 9.91	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Total Return B, C	10.08%	12.84%	(2.49)%	(3.85)%	5.87%	2.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.75%	.77%	.75%	.76%	.82%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.75%	.76%	.82%
Expenses net of all reductions	.76% A	.75%	.77%	.75%	.75%	.82%
Net investment income (loss)	2.14% A	2.25%	2.24%	4.68%	4.92%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902,338	$ 716,052	$ 571,760	$ 514,011	$ 311,894	$ 139,446
Portfolio turnover rate F	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F shares and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. The Fund invests a significant portion of its assets in below investment grade securities. The

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), Commodity-Linked Notes, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 506,153,043
Gross unrealized depreciation	(111,836,540)
Net unrealized appreciation (depreciation) on securities and other investments	$ 394,316,503
Tax cost	$ 5,910,796,305

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Indexed Securities - continued

instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $946,520,187 and $735,966,750, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $30,203 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 231,983	$ 5,604
Class T	-%	.25%	36,178	-
Class B	.65%	.25%	33,307	24,116
Class C	.75%	.25%	385,104	122,182
			$ 686,572	$ 151,902

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,507
Class T	2,784
Class B*	5,558
Class C*	3,574
$ 28,423

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 155,432.17
Class T	24,723.17
Class B	9,050.25
Class C	64,905.17
Strategic Real Return	2,490,795.12
Institutional Class	642,440.16
	$ 3,387,345

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,735 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,503 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from

Semiannual Report

8. Bank Borrowings - continued

time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,220,000. The weighted average interest rate was .71%. The interest expense amounted to $103 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,841 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $280.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class A	$ 1,670,759	$ 1,593,234
Class T	260,707	320,683
Class B	33,056	61,250
Class C	347,922	472,652
Strategic Real Return	48,597,518	71,427,737
Class F	8,775,975	1,067,446
Institutional Class	8,839,323	8,668,980
Total	$ 68,525,260	$ 83,611,982
From net realized gain
Class A	$ -	$ 1,672,439
Class T	-	325,701
Class B	-	83,005
Class C	-	667,876
Strategic Real Return	-	63,625,267
Class F	-	2,017,809
Institutional Class	-	8,111,848
Total	$ -	$ 76,503,945

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class A
Shares sold	4,224,586	10,615,711	$ 40,390,289	$ 90,685,604
Reinvestment of distributions	134,984	370,076	1,249,689	3,077,691
Shares redeemed	(1,866,397)	(6,091,016)	(17,751,130)	(52,371,400)
Net increase (decrease)	2,493,173	4,894,771	$ 23,888,848	$ 41,391,895
Class T
Shares sold	369,291	812,058	$ 3,540,615	$ 6,953,971
Reinvestment of distributions	23,297	70,645	215,915	588,027
Shares redeemed	(289,275)	(704,426)	(2,749,601)	(6,067,389)
Net increase (decrease)	103,313	178,277	$ 1,006,929	$ 1,474,609
Class B
Shares sold	62,531	357,460	$ 593,978	$ 3,050,687
Reinvestment of distributions	2,900	14,631	27,057	121,769
Shares redeemed	(128,653)	(276,279)	(1,217,958)	(2,363,553)
Net increase (decrease)	(63,222)	95,812	$ (596,923)	$ 808,903
Class C
Shares sold	2,523,739	3,428,027	$ 23,960,371	$ 29,121,408
Reinvestment of distributions	31,436	120,335	292,038	998,018
Shares redeemed	(665,191)	(1,594,474)	(6,284,409)	(13,603,248)
Net increase (decrease)	1,889,984	1,953,888	$ 17,968,000	$ 16,516,178
Strategic Real Return
Shares sold	39,231,983	62,439,364	$ 376,239,644	$ 538,503,624
Reinvestment of distributions	5,206,258	16,074,514	48,191,940	133,884,159
Shares redeemed	(72,314,880)	(223,722,569)	(688,107,484)	(1,931,706,512)
Net increase (decrease)	(27,876,639)	(145,208,691)	$ (263,675,900)	$ (1,259,318,729)
Class F
Shares sold	40,664,084	71,940,686	$ 386,977,645	$ 618,764,915
Reinvestment of distributions	948,057	367,306	8,775,975	3,085,255
Shares redeemed	(7,842,249)	(11,136,292)	(75,728,352)	(96,999,485)
Net increase (decrease)	33,769,892	61,171,700	$ 320,025,268	$ 524,850,685

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Institutional Class
Shares sold	14,387,826	23,621,317	$ 138,058,852	$ 202,869,795
Reinvestment of distributions	891,060	1,978,397	8,244,507	16,468,057
Shares redeemed	(2,742,694)	(15,883,677)	(26,087,823)	(137,000,371)
Net increase (decrease)	12,536,192	9,716,037	$ 120,215,536	$ 82,337,481

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom 2020 Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds, and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 68% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the six months ended March 31, 2011 and for each of the five years in the period ended September 30, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the six months ended March 31, 2011 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

RRS-USAN-0511
1.814962.105

Fidelity®
Strategic Real Return
Fund -
Class F

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,098.50	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.02%
Actual		$ 1,000.00	$ 1,098.20	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class B	1.75%
Actual		$ 1,000.00	$ 1,094.60	$ 9.14
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.77%
Actual		$ 1,000.00	$ 1,095.30	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Strategic Real Return	.72%
Actual		$ 1,000.00	$ 1,099.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Class F	.60%
Actual		$ 1,000.00	$ 1,100.00	$ 3.14
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,100.80	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2011	As of September 30, 2010
Commodity-Linked Notes and Related Investments*	24.9%	25.6%
Inflation-Protected Securities and Related Investments	27.1%	26.3%
Floating Rate High Yield	25.3%	25.3%
Real Estate Investments	20.9%	22.0%
Cash & Cash Equivalents	1.5%	0.6%
* Investments may include commodity-linked notes, Fidelity Commodity Strategy Central Fund and cash.
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 27.1%	U.S. Government and U.S. Government Agency Obligations 26.3%
AAA 0.4%	AAA 1.0%
AA 0.7%	AA 0.3%
A 0.3%	A 0.3%
BBB 2.0%	BBB 2.0%
BB and Below 20.4%	BB and Below 19.9%
Not Rated 6.6%	Not Rated 8.4%
Structured Notes (including Commodity Linked Notes) 6.5%	Structured Notes (including Commodity Linked Notes) 9.1%
Equities † 23.9%	Equities 14.8%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 17.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

Semiannual Report

Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 14.8%		Stocks 14.8%
	U.S. Government and U.S. Government Agency Obligations 27.1%		U.S. Government and U.S. Government Agency Obligations 26.3%
	Corporate Bonds 4.9%		Corporate Bonds 5.7%
	Asset-Backed Securities 0.8%		Asset-Backed Securities 0.9%
	Structured Notes (including Commodity- Linked Notes 6.5%		Structured Notes (including Commodity- Linked Notes 9.1%
	Floating Rate Loans 22.2%		Floating Rate Loans 22.8%
	CMOs and Other Mortgage Related Securities 2.4%		CMOs and Other Mortgage Related Securities 2.4%
	Other Investments† 9.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 12.1%		Short-Term Investments and Net Other Assets 17.9%
* Foreign investments	5.7%	** Foreign investments	4.7%
* U.S. Treasury Inflation-Indexed Securities	27.1%	** U.S. Treasury Inflation-Indexed Securities	26.3%

† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 3.3%
		Principal Amount (d)	Value
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		660,000	$ 579,150
FINANCIALS - 1.0%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,239,000
Real Estate Investment Trusts - 0.5%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,293,369
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		2,975,000	3,018,435
Annaly Capital Management, Inc. 4% 2/15/15		500,000	580,313
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	5,555,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,880,000
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,179,375
2.625% 5/15/38		500,000	496,875
The Macerich Co. 3.25% 3/15/12 (e)		4,300,000	4,316,125
			32,319,492
Real Estate Management & Development - 0.5%
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	4,522,500
Corporate Office Properties LP 3.5% 9/15/26 (e)		3,220,000	3,228,050
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,400,000	2,400,000
Grubb & Ellis Co. 7.95% 5/1/15 (e)		1,900,000	1,615,000
Home Properties, Inc. 4.125% 11/1/26 (e)		1,900,000	1,924,938
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	1,433,688
			26,717,489
TOTAL FINANCIALS			60,275,981
TOTAL CONVERTIBLE BONDS			60,855,131
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (e)		$ 3,584,967	$ 4,035,887
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,045,000
KB Home:
5.75% 2/1/14		510,000	515,100
5.875% 1/15/15		1,500,000	1,485,000
6.25% 6/15/15		5,100,000	5,049,000
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	4,000,000
5.6% 5/31/15		1,500,000	1,477,500
M/I Homes, Inc. 8.625% 11/15/18 (e)		2,095,000	2,095,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,526,250
Ryland Group, Inc. 8.4% 5/15/17		250,000	271,250
Standard Pacific Corp.:
8.375% 5/15/18		245,000	254,188
8.375% 5/15/18 (e)		1,825,000	1,898,000
10.75% 9/15/16		500,000	582,500
			22,728,788
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,848,850
TOTAL CONSUMER DISCRETIONARY			29,613,525
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		525,000	539,438
FINANCIALS - 1.8%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (e)		500,000	597,500
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,753,700
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,061,821
			5,815,521
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,494,928
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		$ 1,131,000	$ 1,210,671
6.25% 6/15/14		1,170,000	1,261,654
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,071,664
7.5% 7/15/18		2,970,000	3,257,285
9.625% 3/15/16		2,780,000	3,381,231
Equity One, Inc.:
5.375% 10/15/15		500,000	515,823
6% 9/15/16		1,000,000	1,062,793
6.25% 12/15/14		1,000,000	1,071,621
6.25% 1/15/17		1,000,000	1,044,310
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,636,958
6.3% 9/15/16		4,750,000	5,226,121
7.072% 6/8/15		500,000	559,095
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,054,972
6.5% 1/17/17		625,000	688,020
HMB Capital Trust V 3.9095% 12/15/36 (c)(e)(f)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,595,848
6.7% 1/15/18		1,000,000	1,071,908
6.75% 2/15/13		1,250,000	1,329,694
7.875% 8/15/14		500,000	558,034
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,048,488
iStar Financial, Inc.:
5.95% 10/15/13		3,495,000	3,320,250
6.05% 4/15/15		410,000	382,325
Kimco Realty Corp. 5.783% 3/15/16		550,000	603,632
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,151,838
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,052,730
6.25% 2/1/13		2,000,000	2,135,614
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,368,376
7.5% 2/15/20		1,000,000	1,072,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,841,619
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,060,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 1,000,000	$ 1,124,000
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,787,222
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	750,739
8.625% 1/15/12		6,900,000	7,215,268
UDR, Inc. 5.5% 4/1/14		2,000,000	2,116,344
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	524,065
5.25% 1/15/16		1,000,000	1,034,984
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,020,106
			63,702,730
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	633,440
Arden Realty LP 5.2% 9/1/11		500,000	509,271
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,579,581
5.75% 4/1/12		1,000,000	1,032,261
6% 4/1/16		1,000,000	1,058,952
7.5% 5/15/15		500,000	564,092
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,180,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,300,226
6.25% 6/15/14		1,595,000	1,673,708
6.875% 8/15/12		1,000,000	1,043,132
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,525,677
Duke Realty LP:
6.25% 5/15/13		750,000	811,334
7.375% 2/15/15		500,000	566,799
First Industrial LP 5.75% 1/15/16		1,000,000	951,588
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,953,000	3,636,760
7.625% 6/1/15		800,000	776,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,402,093
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,065,000
9% 5/15/17		750,000	845,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP 6.375% 8/15/12		$ 2,680,000	$ 2,844,118
Post Apartment Homes LP:
5.45% 6/1/12		714,000	739,349
6.3% 6/1/13		1,000,000	1,069,828
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,270,218
5.875% 6/15/17		600,000	656,739
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,070,000
Ventas Realty LP:
Series 1, 6.5% 6/1/16		5,570,000	5,778,875
6.5% 6/1/16		660,000	684,750
			42,269,416
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (c)(e)		4,750,000	1,425,000
TOTAL FINANCIALS			113,810,167
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		935,000	984,088
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,767,300
			2,751,388
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,124,372
TOTAL NONCONVERTIBLE BONDS			148,838,890
TOTAL CORPORATE BONDS (Cost $193,656,902)			209,694,021
U.S. Treasury Inflation Protected Obligations - 27.1%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		56,756,160	57,900,098
2% 1/15/26		121,949,696	130,125,630
2.125% 2/15/41		36,448,288	38,584,465
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/40		$ 38,263,874	$ 40,535,829
2.375% 1/15/25		86,552,592	97,210,942
2.375% 1/15/27		75,884,270	84,517,116
2.5% 1/15/29		49,740,145	56,417,109
3.625% 4/15/28		24,640,978	31,772,540
3.875% 4/15/29		35,226,483	47,149,937
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		72,646,860	75,496,334
0.625% 4/15/13		60,420,920	63,357,442
1.125% 1/15/21		54,354,780	55,229,420
1.25% 4/15/14		45,778,920	49,012,496
1.25% 7/15/20		88,849,200	91,875,714
1.375% 7/15/18		25,527,500	27,182,869
1.375% 1/15/20		25,455,750	26,732,737
1.625% 1/15/15		47,878,788	51,993,942
1.625% 1/15/18		40,570,144	43,847,582
1.875% 7/15/13		68,191,726	73,860,680
1.875% 7/15/15		32,421,053	35,668,829
1.875% 7/15/19		34,030,920	37,349,284
2% 4/15/12		41,667,840	43,601,403
2% 1/15/14		62,187,299	67,862,191
2% 7/15/14		59,749,850	65,688,351
2% 1/15/16		388,287	429,305
2.125% 1/15/19		26,664,820	29,764,981
2.375% 1/15/17		46,131,085	52,071,188
2.5% 7/15/16		36,525,385	41,485,412
2.625% 7/15/17		37,184,000	42,698,494
3% 7/15/12		68,047,791	72,960,593
3.375% 1/15/12		75,370,239	79,044,586
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,611,668,901)			1,711,427,499
Asset-Backed Securities - 0.8%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		1,643,000	1,556,743
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6125% 3/23/19 (e)(f)		2,234,240	1,994,059
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		5,000,000	4,825,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5531% 1/20/37 (e)(f)		1,577,874	1,309,636
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		$ 2,383,050	$ 1,906,440
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (e)(f)		4,690,037	3,329,927
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,253,247
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,956,274
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	1,626,400
Class B2, 1.6585% 12/28/35 (e)(f)		2,110,000	1,329,300
Class D, 9% 12/28/35 (e)		504,483	142,819
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,101,672	369,060
Crest Ltd. Series 2002-IGA Class A, 0.7544% 7/28/17 (e)(f)		517,265	515,361
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,711,711
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6755% 11/28/39 (e)(f)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8995% 9/25/46 (e)(f)		768,729	7,687
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,445,380	2,175,882
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9322% 12/28/33 (f)		1,900,000	1,735,306
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9855% 8/28/38 (e)(f)		4,410,000	3,969,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	895,436
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		1,962,905	1,962,905
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		430,182	133,401
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9605% 2/5/36 (e)(f)		287,412	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (e)		1,055,000	1,056,372
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(f)		$ 3,000,000	$ 1,290,000
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (e)(f)		1,000,000	890,000
Class A1B, 0.638% 9/25/26 (e)(f)		3,215,000	2,732,750
Class A2A, 0.528% 9/25/26 (e)(f)		6,330,000	5,816,004
Class F, 1.458% 9/25/26 (e)(f)		2,250,000	1,620,000
Class G, 1.658% 9/25/26 (e)(f)		1,530,000	1,071,000
Class H, 1.958% 9/25/26 (e)(f)		4,300,000	2,924,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2625% 11/21/40 (e)(f)		1,500,000	450,000
TOTAL ASSET-BACKED SECURITIES (Cost $55,246,892)			52,581,249
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.465% 3/15/22 (e)(f)		8,503,603	8,364,000
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.435% 6/15/22 (e)(f)		2,750,000	2,540,317
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		54,836	1,945
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7055% 1/25/19 (e)(f)		57,656	13,330
Class B4, 4.7055% 1/25/19 (e)(f)		115,312	6,970
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4345% 4/25/20 (e)(f)		500,000	501,400
Series 2010-K6 Class B, 5.3542% 12/26/46 (e)(f)		1,000,000	994,451
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.755% 6/15/22 (e)(f)		5,777,417	5,488,546
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		1,000,000	1,022,500
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		2,082,000	2,134,208
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.505% 12/15/37 (e)(f)		446,365	16,382
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.358% 9/10/37 (e)(f)		136,793	11,108
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.505% 12/15/37 (e)(f)		$ 267,819	$ 8,677
Series 2006-A Class B7, 3.755% 3/15/38 (e)(f)		495,066	3,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,542,615)			21,107,250
Commercial Mortgage Securities - 2.1%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		2,850,347	2,747,133
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	4,088,930
Series 2005-1 Class A3, 4.877% 11/10/42		230,490	230,823
Series 2005-1 Class CJ, 5.1902% 11/10/42 (f)		1,450,000	1,512,971
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.005% 11/15/15 (e)(f)		6,742,299	6,489,462
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.255% 3/15/22 (e)(f)		2,630,000	2,038,250
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4517% 3/11/39 (f)		3,000,000	2,971,976
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		2,000,000	1,595,979
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(f)		1,500,000	1,477,500
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,013,416
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	199,868
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	113,591
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	103,720
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	43,749
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	143,592
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	606,352
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		2,989,085	2,992,672
Series 2001-J1A Class F, 6.958% 2/16/34 (e)		1,475,000	1,479,778
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	2,008,669
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.515% 5/15/23 (e)(f)		$ 2,000,000	$ 1,990,185
Class D, 0.725% 5/15/23 (e)(f)		1,250,000	1,230,694
Series 2006-HC1A:
Class A1, 0.445% 5/15/23 (e)(f)		1,963,249	1,940,140
Class K, 1.7323% 5/15/23 (e)(f)		3,757,000	3,662,811
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8995% 3/25/17 (e)(f)		1,440,000	1,167,750
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4495% 3/25/17 (e)(f)		2,200,000	1,729,750
Class G, 7.2495% 3/25/17 (e)(f)		1,870,000	1,162,322
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	335,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,972,506
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2272% 6/10/31 (e)(f)		2,500,000	2,665,901
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (e)		1,000,000	1,012,736
Freddie Mac Multi-class participation certificates guaranteed Series K011 Class X3, 2.661% 12/25/48 (f)(h)		6,103,048	979,843
FREMF Mortgage Trust Series 2011-K11 Class B, 4.569% 12/25/48 (e)(f)		1,000,000	891,173
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		8,028,242	7,968,030
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,457,427
Series 2002-1A Class H, 7.1453% 12/10/35 (e)(f)		1,277,000	1,291,725
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	3,150,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		647,110	671,560
Class G, 6.75% 4/15/29 (f)		1,352,000	1,443,735
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		1,516,944	1,569,543
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		815,136	818,280
Class J, 6.974% 8/15/36 (e)		2,720,000	2,692,412
Series 2000-C1:
Class H, 7% 3/15/33 (e)		43,493	43,567
Class K, 7% 3/15/33		1,000,000	716,243
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		$ 1,000,000	$ 1,024,017
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,141,000	1,143,298
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/1/20 (e)(f)		2,800,000	2,557,582
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		2,750,000	3,049,770
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (e)		1,000,000	967,289
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		1,500,000	1,473,375
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.435% 2/15/19 (e)(f)		2,046,464	2,005,534
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,532,537	1,593,870
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		1,070,000	1,125,640
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		6,000,000	6,178,076
Series 2006-C4 Class AJ, 5.9032% 6/15/38 (f)		2,000,000	1,934,858
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	1,384,830
Class I11, 7.72% 2/26/28 (e)		751,000	765,344
Class I12, 7.72% 2/26/28 (e)		750,000	754,200
Class I9, 7.72% 2/26/28 (e)		1,149,200	1,167,932
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	0
Class F, 10.813% 5/20/44 (e)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,522,066	3,486,845
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,754,930
Series 1997-RR Class F, 7.4073% 4/30/39 (e)(f)		581,746	558,476
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		2,342,000	1,469,605
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	4,045,240
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		32,127	31,023
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,083,109	1,161,959
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		897,483	941,909
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		1,190,000	1,215,530
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		$ 2,500,000	$ 2,637,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.83% 7/15/24 (e)(f)		1,800,000	606,587
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,984,450
Series 2004-C12 Class D, 5.3051% 7/15/41 (f)		2,250,000	2,109,782
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,433,105
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,342,045)			129,984,320
Common Stocks - 12.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	3,091,984
Summit Hotel Properties, Inc.	427,000	4,244,380
		7,336,364
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		12,376,364
FINANCIALS - 11.8%
Capital Markets - 0.1%
HFF, Inc. (a)	119,400	1,795,776
Real Estate Investment Trusts - 11.4%
Acadia Realty Trust (SBI)	1,145,190	21,666,995
Alexandria Real Estate Equities, Inc.	308,211	24,031,212
AMB Property Corp. (REIT)	292,600	10,524,822
American Assets Trust, Inc.	169,700	3,609,519
American Campus Communities, Inc.	103,000	3,399,000
Annaly Capital Management, Inc.	90,600	1,580,970
Anworth Mortgage Asset Corp.	481,200	3,411,708
Apartment Investment & Management Co. Class A	42,391	1,079,699
Associated Estates Realty Corp.	196,200	3,115,656
AvalonBay Communities, Inc.	79,337	9,526,787
Beni Stabili SpA SIIQ	1,151,900	1,196,954
Boston Properties, Inc.	302,548	28,696,678
Brandywine Realty Trust (SBI)	679,450	8,248,523
Camden Property Trust (SBI)	21,300	1,210,266
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.	121,800	$ 667,464
CBL & Associates Properties, Inc.	1,055,420	18,385,416
Cedar Shopping Centers, Inc.	151,300	912,339
Chesapeake Lodging Trust	599,516	10,437,574
Coresite Realty Corp.	174,774	2,768,420
Cypress Sharpridge Investments, Inc.	582,780	7,389,650
DCT Industrial Trust, Inc.	1,212,827	6,731,190
DiamondRock Hospitality Co.	1,357,910	15,167,855
Digital Realty Trust, Inc.	424,797	24,697,698
Duke Realty LP	267,500	3,747,675
Dynex Capital, Inc.	120,000	1,207,200
Education Realty Trust, Inc.	1,552,882	12,469,642
Equity Lifestyle Properties, Inc.	186,200	10,734,430
Equity Residential (SBI)	494,289	27,882,842
Essex Property Trust, Inc.	183,765	22,786,860
Excel Trust, Inc.	200,450	2,363,306
Federal Realty Investment Trust (SBI)	19,200	1,565,952
HCP, Inc.	566,461	21,491,530
Health Care REIT, Inc.	61,700	3,235,548
Healthcare Realty Trust, Inc.	641,791	14,568,656
Highwoods Properties, Inc. (SBI)	366,000	12,813,660
Hospitality Properties Trust (SBI)	14,200	328,730
Host Hotels & Resorts, Inc.	519,887	9,155,210
Kimco Realty Corp.	710,320	13,027,269
Kite Realty Group Trust	548,733	2,913,772
LTC Properties, Inc.	30,500	864,370
MFA Financial, Inc.	1,547,266	12,687,581
Mid-America Apartment Communities, Inc.	327,762	21,042,320
Monmouth Real Estate Investment Corp. Class A	110,000	903,100
National Retail Properties, Inc.	130,300	3,404,739
Nationwide Health Properties, Inc.	110,900	4,716,577
Omega Healthcare Investors, Inc.	36,270	810,272
Pebblebrook Hotel Trust	63,400	1,404,310
Post Properties, Inc.	288,100	11,307,925
ProLogis Trust	2,551,509	40,773,114
Public Storage	391,158	43,383,334
Regency Centers Corp.	57,300	2,491,404
Simon Property Group, Inc.	671,421	71,949,474
SL Green Realty Corp.	364,800	27,432,960
Sun Communities, Inc.	6,400	228,160
Sunstone Hotel Investors, Inc. (a)	942,726	9,606,378
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	185,100	$ 4,857,024
The Macerich Co.	372,025	18,426,398
Two Harbors Investment Corp.	116,200	1,216,614
Ventas, Inc.	944,920	51,309,156
Vornado Realty Trust	229,939	20,119,663
Washington (REIT) (SBI)	20,900	649,781
Weyerhaeuser Co.	160,352	3,944,659
		722,277,990
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	359,630	6,364,083
CB Richard Ellis Group, Inc. Class A (a)	210,929	5,631,804
Forest City Enterprises, Inc. Class A (a)	138,913	2,615,732
The St. Joe Co. (a)	199,805	5,009,111
		19,620,730
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e)	72,059	721
TOTAL FINANCIALS		743,695,217
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	614,402	17,203,256
Capital Senior Living Corp. (a)	587,249	6,236,584
Emeritus Corp. (a)	723,775	18,427,312
Sunrise Senior Living, Inc. (a)	409,551	4,885,943
		46,753,095
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	254,796	6,532,969
TOTAL COMMON STOCKS (Cost $709,179,640)		809,357,645
Preferred Stocks - 1.4%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	$ 2,582,400
Excel Trust, Inc. 7.00% (a)(e)	43,800	1,073,100
Health Care REIT, Inc. 6.50% (a)	20,000	1,022,500
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,095,025
		7,773,025
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (e)	45,000	2,475,000
TOTAL FINANCIALS		10,248,025
Nonconvertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	25,075
Red Lion Hotels Capital Trust 9.50%	138,465	3,493,472
		3,518,547
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,364,250
AMB Property Corp. (REIT) Series O, 7.00%	1,000	25,010
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,343,000
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,530,140
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,008,000
Series U, 7.75%	40,227	1,004,468
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	510,800
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	249,000
7.375%	25,000	607,750
Cedar Shopping Centers, Inc. 8.875%	50,500	1,265,025
CenterPoint Properties Trust Series D, 5.377%	5,280	2,449,920
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,997,960
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.: - continued
Series B, 7.50%	43,159	$ 1,071,638
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	1,006,510
Duke Realty LP:
8.375%	63,129	1,688,701
Series L, 6.60%	5,334	124,602
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	196,075
Equity Lifestyle Properties, Inc.	55,000	1,363,450
Equity Residential (depositary shares) Series N, 6.48%	21,200	536,148
Glimcher Realty Trust Series G, 8.125%	17,500	436,450
Health Care REIT, Inc. Series F, 7.625%	50,000	1,276,500
HomeBanc Mortgage Corp. Series A 0.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,477,737
Series C, 7.00%	74,798	1,821,331
Hudson Pacific Properties, Inc. 8.375%	20,000	506,000
Kimco Realty Corp. Series G, 7.75%	126,900	3,281,634
Kite Realty Group Trust 8.25%	5,000	121,800
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,295,054
Series G, 7.25%	87,640	2,085,832
LBA Realty Fund II Series B, 7.625% (a)	146,695	3,447,333
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,487,376
Lexington Realty Trust 7.55%	20,285	479,132
LTC Properties, Inc. Series F, 8.00%	59,280	1,489,114
MFA Financial, Inc. Series A, 8.50%	378,300	9,544,509
Pebblebrook Hotel Trust	52,500	1,311,975
ProLogis Trust Series C, 8.54%	19,500	1,090,173
PS Business Parks, Inc. Series P, 6.70%	65,000	1,586,000
Public Storage:
Series I, 7.25%	31,655	801,505
Series K, 7.25%	23,796	607,036
Series N, 7.00%	40,000	1,020,800
Regency Centers Corp. 7.25%	31,125	774,701
Saul Centers, Inc.:
8.00%	45,000	1,147,500
Series B (depositary shares) 9.00%	20,000	525,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	$ 1,111,950
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,839,391
		73,909,113
TOTAL FINANCIALS		77,427,660
TOTAL PREFERRED STOCKS (Cost $100,757,238)		87,675,685
Floating Rate Loans - 0.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7.25% 7/31/12 (c)(f)	3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.31% 10/27/13 (f)	489,145	486,699
TOTAL CONSUMER DISCRETIONARY		5,336,699
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (f)	1,898,333	1,898,333
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	347,348	333,454
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,608,750
Tranche B, term loan 3.3115% 10/10/13 (f)	2,931,041	2,813,799
		4,756,003
TOTAL FINANCIALS		6,654,336
TOTAL FLOATING RATE LOANS (Cost $13,430,945)		11,991,035
Commodity-Linked Notes - 6.5%
	Principal Amount (d)	Value
AB Svensk Exportkredit 0% 12/19/11 (e)(f)(i)	$ 28,000,000	$ 36,335,155
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
0% 5/16/11 (e)(f)(i)	19,000,000	33,410,404
0% 8/12/11 (e)(f)(i)	25,000,000	32,578,546
0% 8/19/11 (e)(f)(i)	25,000,000	32,578,546
0% 8/26/11 (e)(f)(i)	27,400,000	34,420,349
Credit Suisse Group AG:
0.1525% 7/13/11 (e)(f)(i)	12,300,000	16,132,881
0.1535% 7/6/11 (e)(f)(i)	10,000,000	12,699,387
0.155% 6/21/11 (e)(f)(i)	13,500,000	17,502,544
0.16% 1/10/12 (e)(f)(i)	11,800,000	16,110,214
Credit Suisse New York Branch 0.1525% 5/20/11 (e)(f)(i)	10,000,000	17,129,393
Deutsche Bank AG 0.098% 8/11/11 (e)(f)(i)	10,000,000	13,031,419
Deutsche Bank AG London Branch 0.101% 6/1/11 (e)(f)(i)	6,700,000	12,106,839
Morgan Stanley 0% 7/28/11 (e)(f)(i)	10,000,000	12,706,423
Societe Generale Commodities Products, LLC:
0.2535% 6/14/11 (e)(f)(i)	24,400,000	31,979,343
0.259% 8/9/11 (e)(f)(i)	5,600,000	11,711,561
UBS AG Jersey Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .14% due 6/29/2011 0.1083% 6/29/11 (e)(f)(i)	10,600,000	13,933,167
0.1135% 7/19/11 (e)(f)(i)	10,000,000	12,709,061
0.1135% 7/21/11 (e)(f)(i)	15,600,000	30,358,617
0.12% 6/8/11 (e)(f)(i)	14,400,000	18,238,974
0.121% 5/3/11 (e)(f)(i)	5,500,000	8,096,621
TOTAL COMMODITY-LINKED NOTES (Cost $294,800,000)		413,769,444
Commodity Funds - 9.1%
Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $548,291,609)	43,352,899	572,258,267
Fixed-Income Funds - 25.3%

Fidelity Floating Rate Central Fund (g) (Cost $1,529,435,758)	15,682,416	1,601,174,674
Preferred Securities - 0.0%
	Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	$ 500,000	$ 15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,350,194)		15,017
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $684,076,702)	684,076,702	684,076,702
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,886,779,441)		6,305,112,808
NET OTHER ASSETS (LIABILITIES) - 0.3%		20,969,947
NET ASSETS - 100%		$ 6,326,082,755
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $615,402,027 or 9.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Security is indexed to the Dow Jones-UBS Commodity Total Return Index, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,747,133 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,760,174
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 962,714
Fidelity Floating Rate Central Fund	32,703,360
Total	$ 33,666,074
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 548,291,609	$ -	$ 572,258,267	63.4%
Fidelity Floating Rate Central Fund	1,422,087,615	115,096,874	15,041,882	1,601,174,674	54.2%
Total	$ 1,422,087,615	$ 663,388,483	$ 15,041,882	$ 2,173,432,941
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,376,364	$ 7,336,364	$ -	$ 5,040,000
Financials	831,370,902	819,616,047	9,304,181	2,450,674
Health Care	46,753,095	46,753,095	-	-
Industrials	6,532,969	6,532,969	-	-
Corporate Bonds	209,694,021	-	205,207,200	4,486,821
U.S. Government and Government Agency Obligations	1,711,427,499	-	1,711,427,499	-
Asset-Backed Securities	52,581,249	-	35,076,216	17,505,033
Collateralized Mortgage Obligations	21,107,250	-	21,085,005	22,245
Commercial Mortgage Securities	129,984,320	-	116,056,133	13,928,187
Floating Rate Loans	11,991,035	-	8,491,035	3,500,000
Commodity-Linked Notes	413,769,444	-	413,769,444	-
Fixed-Income Funds	1,601,174,674	1,601,174,674	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	684,076,702	684,076,702	-	-
Commodity Funds	572,258,267	572,258,267	-	-
Total Investments in Securities:	$ 6,305,112,808	$ 3,737,748,118	$ 2,520,416,713	$ 46,947,977
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,885,358
Total Realized Gain (Loss)	(2,540,186)
Total Unrealized Gain (Loss)	6,944,038
Cost of Purchases	9,236,308
Proceeds of Sales	(5,374,565)
Amortization/Accretion	(32,478)
Transfers in to Level 3	8,018,516
Transfers out of Level 3	(14,189,014)
Ending Balance	$ 46,947,977
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 2,567,410

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $725,040,077 of which $1,056,822, $720,370,157 and $3,613,098 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,124,975,372)	$ 3,447,603,165
Fidelity Central Funds (cost $2,761,804,069)	2,857,509,643
Total Investments (cost $5,886,779,441)		$ 6,305,112,808
Cash		15,459
Receivable for investments sold		8,982,981
Receivable for fund shares sold		3,735,957
Dividends receivable		2,582,944
Interest receivable		11,594,138
Distributions receivable from Fidelity Central Funds		5,890,387
Prepaid expenses		6,987
Other receivables		12,874
Total assets		6,337,934,535

Liabilities
Payable for investments purchased	$ 3,005,657
Payable for fund shares redeemed	5,002,809
Accrued management fee	2,918,411
Distribution and service plan fees payable	127,120
Other affiliated payables	680,843
Other payables and accrued expenses	116,940
Total liabilities		11,851,780

Net Assets		$ 6,326,082,755
Net Assets consist of:
Paid in capital		$ 6,320,257,228
Undistributed net investment income		40,386,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(452,879,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,318,581
Net Assets		$ 6,326,082,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($207,640,016 ÷ 21,015,614 shares)	$ 9.88

Maximum offering price per share (100/96.00 of $9.88)	$ 10.29
Class T: Net Asset Value and redemption price per share ($30,805,324 ÷ 3,113,983 shares)	$ 9.89

Maximum offering price per share (100/96.00 of $9.89)	$ 10.30
Class B: Net Asset Value and offering price per share ($7,446,389 ÷ 756,694 shares) A	$ 9.84

Class C: Net Asset Value and offering price per share ($90,823,978 ÷ 9,271,762 shares) A	$ 9.80

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,145,385,541 ÷ 417,801,903 shares)	$ 9.92

Class F: Net Asset Value, offering price and redemption price per share ($941,643,947 ÷ 94,988,389 shares)	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($902,337,560 ÷ 91,097,975 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2011

Investment Income
Dividends		$ 10,062,369
Interest		27,734,354
Inflation principal income		14,571,610
Income from Fidelity Central Funds		33,666,074
Total income		86,034,407

Expenses
Management fee	$ 16,808,425
Transfer agent fees	3,387,345
Distribution and service plan fees	686,572
Accounting fees and expenses	702,759
Custodian fees and expenses	34,791
Independent trustees' compensation	10,615
Registration fees	62,301
Audit	101,082
Legal	18,375
Interest	103
Miscellaneous	32,176
Total expenses before reductions	21,844,544
Expense reductions	(48,324)	21,796,220
Net investment income (loss)		64,238,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	263,484,654
Fidelity Central Funds	1,410,709
Foreign currency transactions	(7,842)
Total net realized gain (loss)		264,887,521
Change in net unrealized appreciation (depreciation) on: Investment securities	233,341,748
Assets and liabilities in foreign currencies	(14,419)
Total change in net unrealized appreciation (depreciation)		233,327,329
Net gain (loss)		498,214,850
Net increase (decrease) in net assets resulting from operations		$ 562,453,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,238,187	$ 131,981,235
Net realized gain (loss)	264,887,521	462,428,000
Change in net unrealized appreciation (depreciation)	233,327,329	97,204,786
Net increase (decrease) in net assets resulting from operations	562,453,037	691,614,021
Distributions to shareholders from net investment income	(68,525,260)	(83,611,982)
Distributions to shareholders from net realized gain	-	(76,503,945)
Total distributions	(68,525,260)	(160,115,927)
Share transactions - net increase (decrease)	218,831,758	(591,938,978)
Redemption fees	25,348	88,485
Total increase (decrease) in net assets	712,784,883	(60,352,399)

Net Assets
Beginning of period	5,613,297,872	5,673,650,271
End of period (including undistributed net investment income of $40,386,362 and undistributed net investment income of $44,673,435, respectively)	$ 6,326,082,755	$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.089	.171	.146	.444	.473	.524
Net realized and unrealized gain (loss)	.799	.840	(.528)	(.820)	.077	(.329)
Total from investment operations	.888	1.011	(.382)	(.376)	.550	.195
Distributions from net investment income	(.088)	(.111)	(.208)	(.424)	(.400)	(.266)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.088)	(.221)	(.688)	(.494)	(.400)	(.266)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 9.88	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Total Return B, C, D	9.85%	12.46%	(2.73)%	(3.96)%	5.55%	1.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.02%	1.03%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.03%	1.01%	1.01%	1.00%
Expenses net of all reductions	1.02% A	1.02%	1.03%	1.01%	1.01%	.99%
Net investment income (loss)	1.88% A	1.98%	1.98%	4.43%	4.66%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,640	$ 168,216	$ 112,929	$ 125,074	$ 25,406	$ 13,335
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.089	.170	.144	.449	.476	.517
Net realized and unrealized gain (loss)	.798	.841	(.521)	(.843)	.082	(.325)
Total from investment operations	.887	1.011	(.377)	(.394)	.558	.192
Distributions from net investment income	(.087)	(.111)	(.203)	(.417)	(.398)	(.263)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.087)	(.221)	(.683)	(.487)	(.398)	(.263)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 9.89	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Total Return B, C, D	9.82%	12.44%	(2.69)%	(4.12)%	5.64%	1.93%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of all reductions	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Net investment income (loss)	1.88% A	1.98%	1.95%	4.42%	4.67%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,805	$ 27,373	$ 23,500	$ 27,405	$ 27,709	$ 22,825
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.055	.108	.093	.376	.405	.450
Net realized and unrealized gain (loss)	.797	.845	(.536)	(.824)	.072	(.318)
Total from investment operations	.852	.953	(.443)	(.448)	.477	.132
Distributions from net investment income	(.042)	(.083)	(.147)	(.353)	(.327)	(.213)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.042)	(.193)	(.627)	(.423)	(.327)	(.213)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 9.84	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Total Return B, C, D	9.46%	11.73%	(3.53)%	(4.63)%	4.81%	1.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.76%	1.71%	1.69%	1.74%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.71%	1.69%	1.74%
Expenses net of all reductions	1.74% A	1.75%	1.75%	1.71%	1.69%	1.73%
Net investment income (loss)	1.16% A	1.26%	1.27%	3.72%	3.98%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,446	$ 7,406	$ 5,992	$ 8,847	$ 6,828	$ 6,002
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.053	.105	.088	.366	.392	.437
Net realized and unrealized gain (loss)	.801	.838	(.532)	(.826)	.080	(.323)
Total from investment operations	.854	.943	(.444)	(.460)	.472	.114
Distributions from net investment income	(.044)	(.083)	(.146)	(.350)	(.322)	(.215)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.044)	(.193)	(.626)	(.420)	(.322)	(.215)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 9.80	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Total Return B, C, D	9.53%	11.65%	(3.55)%	(4.77)%	4.77%	1.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.83%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.83%	1.80%	1.81%	1.85%
Expenses net of all reductions	1.77% A	1.78%	1.83%	1.80%	1.81%	1.84%
Net investment income (loss)	1.13% A	1.23%	1.19%	3.63%	3.86%	4.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,824	$ 66,399	$ 44,744	$ 50,837	$ 24,175	$ 16,528
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.104	.196	.166	.479	.504	.544
Net realized and unrealized gain (loss)	.798	.846	(.529)	(.834)	.079	(.317)
Total from investment operations	.902	1.042	(.363)	(.355)	.583	.227
Distributions from net investment income	(.112)	(.122)	(.227)	(.446)	(.423)	(.278)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.112)	(.232)	(.707)	(.516)	(.423)	(.278)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	.001
Net asset value, end of period	$ 9.92	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Total Return B, C	9.97%	12.81%	(2.48)%	(3.73)%	5.89%	2.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.73%	.77%	.73%	.74%	.80%
Expenses net of fee waivers, if any	.72% A	.73%	.77%	.73%	.74%	.80%
Expenses net of all reductions	.72% A	.73%	.77%	.73%	.73%	.79%
Net investment income (loss)	2.18% A	2.28%	2.25%	4.70%	4.94%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,145,386	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765
Portfolio turnover rate F	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income (loss) D	.109	.208	.065
Net realized and unrealized gain (loss)	.795	.845	.676
Total from investment operations	.904	1.053	.741
Distributions from net investment income	(.124)	(.133)	(.051)
Distributions from net realized gain	-	(.110)	-
Total distributions	(.124)	(.243)	(.051)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.91	$ 9.13	$ 8.32
Total Return B, C	10.00%	12.96%	9.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.61% A
Expenses net of fee waivers, if any	.60% A	.60%	.61% A
Expenses net of all reductions	.60% A	.60%	.61% A
Net investment income (loss)	2.30% A	2.41%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 941,644	$ 558,829	$ 389
Portfolio turnover rate F	42% A	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.102	.194	.166	.475	.500	.540
Net realized and unrealized gain (loss)	.808	.848	(.529)	(.841)	.081	(.321)
Total from investment operations	.910	1.042	(.363)	(.366)	.581	.219
Distributions from net investment income	(.110)	(.122)	(.227)	(.445)	(.421)	(.280)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.110)	(.232)	(.707)	(.515)	(.421)	(.280)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	.001
Net asset value, end of period	$ 9.91	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Total Return B, C	10.08%	12.84%	(2.49)%	(3.85)%	5.87%	2.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.75%	.77%	.75%	.76%	.82%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.75%	.76%	.82%
Expenses net of all reductions	.76% A	.75%	.77%	.75%	.75%	.82%
Net investment income (loss)	2.14% A	2.25%	2.24%	4.68%	4.92%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902,338	$ 716,052	$ 571,760	$ 514,011	$ 311,894	$ 139,446
Portfolio turnover rate F	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F shares and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. The Fund invests a significant portion of its assets in below investment grade securities. The

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), Commodity-Linked Notes, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 506,153,043
Gross unrealized depreciation	(111,836,540)
Net unrealized appreciation (depreciation) on securities and other investments	$ 394,316,503
Tax cost	$ 5,910,796,305

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Indexed Securities - continued

instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $946,520,187 and $735,966,750, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $30,203 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 231,983	$ 5,604
Class T	-%	.25%	36,178	-
Class B	.65%	.25%	33,307	24,116
Class C	.75%	.25%	385,104	122,182
			$ 686,572	$ 151,902

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,507
Class T	2,784
Class B*	5,558
Class C*	3,574
$ 28,423

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 155,432.17
Class T	24,723.17
Class B	9,050.25
Class C	64,905.17
Strategic Real Return	2,490,795.12
Institutional Class	642,440.16
	$ 3,387,345

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,735 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,503 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from

Semiannual Report

8. Bank Borrowings - continued

time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,220,000. The weighted average interest rate was .71%. The interest expense amounted to $103 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,841 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $280.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class A	$ 1,670,759	$ 1,593,234
Class T	260,707	320,683
Class B	33,056	61,250
Class C	347,922	472,652
Strategic Real Return	48,597,518	71,427,737
Class F	8,775,975	1,067,446
Institutional Class	8,839,323	8,668,980
Total	$ 68,525,260	$ 83,611,982
From net realized gain
Class A	$ -	$ 1,672,439
Class T	-	325,701
Class B	-	83,005
Class C	-	667,876
Strategic Real Return	-	63,625,267
Class F	-	2,017,809
Institutional Class	-	8,111,848
Total	$ -	$ 76,503,945

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class A
Shares sold	4,224,586	10,615,711	$ 40,390,289	$ 90,685,604
Reinvestment of distributions	134,984	370,076	1,249,689	3,077,691
Shares redeemed	(1,866,397)	(6,091,016)	(17,751,130)	(52,371,400)
Net increase (decrease)	2,493,173	4,894,771	$ 23,888,848	$ 41,391,895
Class T
Shares sold	369,291	812,058	$ 3,540,615	$ 6,953,971
Reinvestment of distributions	23,297	70,645	215,915	588,027
Shares redeemed	(289,275)	(704,426)	(2,749,601)	(6,067,389)
Net increase (decrease)	103,313	178,277	$ 1,006,929	$ 1,474,609
Class B
Shares sold	62,531	357,460	$ 593,978	$ 3,050,687
Reinvestment of distributions	2,900	14,631	27,057	121,769
Shares redeemed	(128,653)	(276,279)	(1,217,958)	(2,363,553)
Net increase (decrease)	(63,222)	95,812	$ (596,923)	$ 808,903
Class C
Shares sold	2,523,739	3,428,027	$ 23,960,371	$ 29,121,408
Reinvestment of distributions	31,436	120,335	292,038	998,018
Shares redeemed	(665,191)	(1,594,474)	(6,284,409)	(13,603,248)
Net increase (decrease)	1,889,984	1,953,888	$ 17,968,000	$ 16,516,178
Strategic Real Return
Shares sold	39,231,983	62,439,364	$ 376,239,644	$ 538,503,624
Reinvestment of distributions	5,206,258	16,074,514	48,191,940	133,884,159
Shares redeemed	(72,314,880)	(223,722,569)	(688,107,484)	(1,931,706,512)
Net increase (decrease)	(27,876,639)	(145,208,691)	$ (263,675,900)	$ (1,259,318,729)
Class F
Shares sold	40,664,084	71,940,686	$ 386,977,645	$ 618,764,915
Reinvestment of distributions	948,057	367,306	8,775,975	3,085,255
Shares redeemed	(7,842,249)	(11,136,292)	(75,728,352)	(96,999,485)
Net increase (decrease)	33,769,892	61,171,700	$ 320,025,268	$ 524,850,685

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Institutional Class
Shares sold	14,387,826	23,621,317	$ 138,058,852	$ 202,869,795
Reinvestment of distributions	891,060	1,978,397	8,244,507	16,468,057
Shares redeemed	(2,742,694)	(15,883,677)	(26,087,823)	(137,000,371)
Net increase (decrease)	12,536,192	9,716,037	$ 120,215,536	$ 82,337,481

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom 2020 Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds, and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 68% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the six months ended March 31, 2011 and for each of the five years in the period ended September 30, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the six months ended March 31, 2011 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

RRS-F-SANN-0511
1.891879.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Strategic Real Return
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2011

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,098.50	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.02%
Actual		$ 1,000.00	$ 1,098.20	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class B	1.75%
Actual		$ 1,000.00	$ 1,094.60	$ 9.14
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.77%
Actual		$ 1,000.00	$ 1,095.30	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Strategic Real Return	.72%
Actual		$ 1,000.00	$ 1,099.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Class F	.60%
Actual		$ 1,000.00	$ 1,100.00	$ 3.14
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,100.80	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2011	As of September 30, 2010
Commodity-Linked Notes and Related Investments*	24.9%	25.6%
Inflation-Protected Securities and Related Investments	27.1%	26.3%
Floating Rate High Yield	25.3%	25.3%
Real Estate Investments	20.9%	22.0%
Cash & Cash Equivalents	1.5%	0.6%
* Investments may include commodity-linked notes, Fidelity Commodity Strategy Central Fund and cash.
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 27.1%	U.S. Government and U.S. Government Agency Obligations 26.3%
AAA 0.4%	AAA 1.0%
AA 0.7%	AA 0.3%
A 0.3%	A 0.3%
BBB 2.0%	BBB 2.0%
BB and Below 20.4%	BB and Below 19.9%
Not Rated 6.6%	Not Rated 8.4%
Structured Notes (including Commodity Linked Notes) 6.5%	Structured Notes (including Commodity Linked Notes) 9.1%
Equities † 23.9%	Equities 14.8%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 17.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 14.8%		Stocks 14.8%
	U.S. Government and U.S. Government Agency Obligations 27.1%		U.S. Government and U.S. Government Agency Obligations 26.3%
	Corporate Bonds 4.9%		Corporate Bonds 5.7%
	Asset-Backed Securities 0.8%		Asset-Backed Securities 0.9%
	Structured Notes (including Commodity- Linked Notes 6.5%		Structured Notes (including Commodity- Linked Notes 9.1%
	Floating Rate Loans 22.2%		Floating Rate Loans 22.8%
	CMOs and Other Mortgage Related Securities 2.4%		CMOs and Other Mortgage Related Securities 2.4%
	Other Investments† 9.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 12.1%		Short-Term Investments and Net Other Assets 17.9%
* Foreign investments	5.7%	** Foreign investments	4.7%
* U.S. Treasury Inflation-Indexed Securities	27.1%	** U.S. Treasury Inflation-Indexed Securities	26.3%

† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 3.3%
		Principal Amount (d)	Value
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		660,000	$ 579,150
FINANCIALS - 1.0%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,239,000
Real Estate Investment Trusts - 0.5%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,293,369
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		2,975,000	3,018,435
Annaly Capital Management, Inc. 4% 2/15/15		500,000	580,313
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	5,555,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,880,000
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,179,375
2.625% 5/15/38		500,000	496,875
The Macerich Co. 3.25% 3/15/12 (e)		4,300,000	4,316,125
			32,319,492
Real Estate Management & Development - 0.5%
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	4,522,500
Corporate Office Properties LP 3.5% 9/15/26 (e)		3,220,000	3,228,050
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,400,000	2,400,000
Grubb & Ellis Co. 7.95% 5/1/15 (e)		1,900,000	1,615,000
Home Properties, Inc. 4.125% 11/1/26 (e)		1,900,000	1,924,938
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	1,433,688
			26,717,489
TOTAL FINANCIALS			60,275,981
TOTAL CONVERTIBLE BONDS			60,855,131
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (e)		$ 3,584,967	$ 4,035,887
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,045,000
KB Home:
5.75% 2/1/14		510,000	515,100
5.875% 1/15/15		1,500,000	1,485,000
6.25% 6/15/15		5,100,000	5,049,000
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	4,000,000
5.6% 5/31/15		1,500,000	1,477,500
M/I Homes, Inc. 8.625% 11/15/18 (e)		2,095,000	2,095,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,526,250
Ryland Group, Inc. 8.4% 5/15/17		250,000	271,250
Standard Pacific Corp.:
8.375% 5/15/18		245,000	254,188
8.375% 5/15/18 (e)		1,825,000	1,898,000
10.75% 9/15/16		500,000	582,500
			22,728,788
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,848,850
TOTAL CONSUMER DISCRETIONARY			29,613,525
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		525,000	539,438
FINANCIALS - 1.8%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (e)		500,000	597,500
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,753,700
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,061,821
			5,815,521
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,494,928
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		$ 1,131,000	$ 1,210,671
6.25% 6/15/14		1,170,000	1,261,654
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,071,664
7.5% 7/15/18		2,970,000	3,257,285
9.625% 3/15/16		2,780,000	3,381,231
Equity One, Inc.:
5.375% 10/15/15		500,000	515,823
6% 9/15/16		1,000,000	1,062,793
6.25% 12/15/14		1,000,000	1,071,621
6.25% 1/15/17		1,000,000	1,044,310
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,636,958
6.3% 9/15/16		4,750,000	5,226,121
7.072% 6/8/15		500,000	559,095
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,054,972
6.5% 1/17/17		625,000	688,020
HMB Capital Trust V 3.9095% 12/15/36 (c)(e)(f)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,595,848
6.7% 1/15/18		1,000,000	1,071,908
6.75% 2/15/13		1,250,000	1,329,694
7.875% 8/15/14		500,000	558,034
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,048,488
iStar Financial, Inc.:
5.95% 10/15/13		3,495,000	3,320,250
6.05% 4/15/15		410,000	382,325
Kimco Realty Corp. 5.783% 3/15/16		550,000	603,632
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,151,838
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,052,730
6.25% 2/1/13		2,000,000	2,135,614
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,368,376
7.5% 2/15/20		1,000,000	1,072,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,841,619
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,060,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 1,000,000	$ 1,124,000
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,787,222
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	750,739
8.625% 1/15/12		6,900,000	7,215,268
UDR, Inc. 5.5% 4/1/14		2,000,000	2,116,344
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	524,065
5.25% 1/15/16		1,000,000	1,034,984
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,020,106
			63,702,730
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	633,440
Arden Realty LP 5.2% 9/1/11		500,000	509,271
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,579,581
5.75% 4/1/12		1,000,000	1,032,261
6% 4/1/16		1,000,000	1,058,952
7.5% 5/15/15		500,000	564,092
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,180,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,300,226
6.25% 6/15/14		1,595,000	1,673,708
6.875% 8/15/12		1,000,000	1,043,132
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,525,677
Duke Realty LP:
6.25% 5/15/13		750,000	811,334
7.375% 2/15/15		500,000	566,799
First Industrial LP 5.75% 1/15/16		1,000,000	951,588
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,953,000	3,636,760
7.625% 6/1/15		800,000	776,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,402,093
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,065,000
9% 5/15/17		750,000	845,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP 6.375% 8/15/12		$ 2,680,000	$ 2,844,118
Post Apartment Homes LP:
5.45% 6/1/12		714,000	739,349
6.3% 6/1/13		1,000,000	1,069,828
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,270,218
5.875% 6/15/17		600,000	656,739
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,070,000
Ventas Realty LP:
Series 1, 6.5% 6/1/16		5,570,000	5,778,875
6.5% 6/1/16		660,000	684,750
			42,269,416
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (c)(e)		4,750,000	1,425,000
TOTAL FINANCIALS			113,810,167
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		935,000	984,088
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,767,300
			2,751,388
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,124,372
TOTAL NONCONVERTIBLE BONDS			148,838,890
TOTAL CORPORATE BONDS (Cost $193,656,902)			209,694,021
U.S. Treasury Inflation Protected Obligations - 27.1%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		56,756,160	57,900,098
2% 1/15/26		121,949,696	130,125,630
2.125% 2/15/41		36,448,288	38,584,465
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/40		$ 38,263,874	$ 40,535,829
2.375% 1/15/25		86,552,592	97,210,942
2.375% 1/15/27		75,884,270	84,517,116
2.5% 1/15/29		49,740,145	56,417,109
3.625% 4/15/28		24,640,978	31,772,540
3.875% 4/15/29		35,226,483	47,149,937
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		72,646,860	75,496,334
0.625% 4/15/13		60,420,920	63,357,442
1.125% 1/15/21		54,354,780	55,229,420
1.25% 4/15/14		45,778,920	49,012,496
1.25% 7/15/20		88,849,200	91,875,714
1.375% 7/15/18		25,527,500	27,182,869
1.375% 1/15/20		25,455,750	26,732,737
1.625% 1/15/15		47,878,788	51,993,942
1.625% 1/15/18		40,570,144	43,847,582
1.875% 7/15/13		68,191,726	73,860,680
1.875% 7/15/15		32,421,053	35,668,829
1.875% 7/15/19		34,030,920	37,349,284
2% 4/15/12		41,667,840	43,601,403
2% 1/15/14		62,187,299	67,862,191
2% 7/15/14		59,749,850	65,688,351
2% 1/15/16		388,287	429,305
2.125% 1/15/19		26,664,820	29,764,981
2.375% 1/15/17		46,131,085	52,071,188
2.5% 7/15/16		36,525,385	41,485,412
2.625% 7/15/17		37,184,000	42,698,494
3% 7/15/12		68,047,791	72,960,593
3.375% 1/15/12		75,370,239	79,044,586
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,611,668,901)			1,711,427,499
Asset-Backed Securities - 0.8%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		1,643,000	1,556,743
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6125% 3/23/19 (e)(f)		2,234,240	1,994,059
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		5,000,000	4,825,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5531% 1/20/37 (e)(f)		1,577,874	1,309,636
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		$ 2,383,050	$ 1,906,440
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (e)(f)		4,690,037	3,329,927
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,253,247
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,956,274
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	1,626,400
Class B2, 1.6585% 12/28/35 (e)(f)		2,110,000	1,329,300
Class D, 9% 12/28/35 (e)		504,483	142,819
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,101,672	369,060
Crest Ltd. Series 2002-IGA Class A, 0.7544% 7/28/17 (e)(f)		517,265	515,361
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,711,711
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6755% 11/28/39 (e)(f)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8995% 9/25/46 (e)(f)		768,729	7,687
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,445,380	2,175,882
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9322% 12/28/33 (f)		1,900,000	1,735,306
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9855% 8/28/38 (e)(f)		4,410,000	3,969,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	895,436
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		1,962,905	1,962,905
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		430,182	133,401
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9605% 2/5/36 (e)(f)		287,412	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (e)		1,055,000	1,056,372
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(f)		$ 3,000,000	$ 1,290,000
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (e)(f)		1,000,000	890,000
Class A1B, 0.638% 9/25/26 (e)(f)		3,215,000	2,732,750
Class A2A, 0.528% 9/25/26 (e)(f)		6,330,000	5,816,004
Class F, 1.458% 9/25/26 (e)(f)		2,250,000	1,620,000
Class G, 1.658% 9/25/26 (e)(f)		1,530,000	1,071,000
Class H, 1.958% 9/25/26 (e)(f)		4,300,000	2,924,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2625% 11/21/40 (e)(f)		1,500,000	450,000
TOTAL ASSET-BACKED SECURITIES (Cost $55,246,892)			52,581,249
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.465% 3/15/22 (e)(f)		8,503,603	8,364,000
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.435% 6/15/22 (e)(f)		2,750,000	2,540,317
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		54,836	1,945
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7055% 1/25/19 (e)(f)		57,656	13,330
Class B4, 4.7055% 1/25/19 (e)(f)		115,312	6,970
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4345% 4/25/20 (e)(f)		500,000	501,400
Series 2010-K6 Class B, 5.3542% 12/26/46 (e)(f)		1,000,000	994,451
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.755% 6/15/22 (e)(f)		5,777,417	5,488,546
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		1,000,000	1,022,500
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		2,082,000	2,134,208
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.505% 12/15/37 (e)(f)		446,365	16,382
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.358% 9/10/37 (e)(f)		136,793	11,108
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.505% 12/15/37 (e)(f)		$ 267,819	$ 8,677
Series 2006-A Class B7, 3.755% 3/15/38 (e)(f)		495,066	3,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,542,615)			21,107,250
Commercial Mortgage Securities - 2.1%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		2,850,347	2,747,133
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	4,088,930
Series 2005-1 Class A3, 4.877% 11/10/42		230,490	230,823
Series 2005-1 Class CJ, 5.1902% 11/10/42 (f)		1,450,000	1,512,971
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.005% 11/15/15 (e)(f)		6,742,299	6,489,462
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.255% 3/15/22 (e)(f)		2,630,000	2,038,250
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4517% 3/11/39 (f)		3,000,000	2,971,976
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		2,000,000	1,595,979
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(f)		1,500,000	1,477,500
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,013,416
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	199,868
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	113,591
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	103,720
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	43,749
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	143,592
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	606,352
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		2,989,085	2,992,672
Series 2001-J1A Class F, 6.958% 2/16/34 (e)		1,475,000	1,479,778
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	2,008,669
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.515% 5/15/23 (e)(f)		$ 2,000,000	$ 1,990,185
Class D, 0.725% 5/15/23 (e)(f)		1,250,000	1,230,694
Series 2006-HC1A:
Class A1, 0.445% 5/15/23 (e)(f)		1,963,249	1,940,140
Class K, 1.7323% 5/15/23 (e)(f)		3,757,000	3,662,811
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8995% 3/25/17 (e)(f)		1,440,000	1,167,750
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4495% 3/25/17 (e)(f)		2,200,000	1,729,750
Class G, 7.2495% 3/25/17 (e)(f)		1,870,000	1,162,322
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	335,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,972,506
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2272% 6/10/31 (e)(f)		2,500,000	2,665,901
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (e)		1,000,000	1,012,736
Freddie Mac Multi-class participation certificates guaranteed Series K011 Class X3, 2.661% 12/25/48 (f)(h)		6,103,048	979,843
FREMF Mortgage Trust Series 2011-K11 Class B, 4.569% 12/25/48 (e)(f)		1,000,000	891,173
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		8,028,242	7,968,030
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,457,427
Series 2002-1A Class H, 7.1453% 12/10/35 (e)(f)		1,277,000	1,291,725
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	3,150,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		647,110	671,560
Class G, 6.75% 4/15/29 (f)		1,352,000	1,443,735
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		1,516,944	1,569,543
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		815,136	818,280
Class J, 6.974% 8/15/36 (e)		2,720,000	2,692,412
Series 2000-C1:
Class H, 7% 3/15/33 (e)		43,493	43,567
Class K, 7% 3/15/33		1,000,000	716,243
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		$ 1,000,000	$ 1,024,017
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,141,000	1,143,298
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/1/20 (e)(f)		2,800,000	2,557,582
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		2,750,000	3,049,770
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (e)		1,000,000	967,289
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		1,500,000	1,473,375
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.435% 2/15/19 (e)(f)		2,046,464	2,005,534
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,532,537	1,593,870
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		1,070,000	1,125,640
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		6,000,000	6,178,076
Series 2006-C4 Class AJ, 5.9032% 6/15/38 (f)		2,000,000	1,934,858
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	1,384,830
Class I11, 7.72% 2/26/28 (e)		751,000	765,344
Class I12, 7.72% 2/26/28 (e)		750,000	754,200
Class I9, 7.72% 2/26/28 (e)		1,149,200	1,167,932
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	0
Class F, 10.813% 5/20/44 (e)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,522,066	3,486,845
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,754,930
Series 1997-RR Class F, 7.4073% 4/30/39 (e)(f)		581,746	558,476
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		2,342,000	1,469,605
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	4,045,240
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		32,127	31,023
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,083,109	1,161,959
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		897,483	941,909
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		1,190,000	1,215,530
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		$ 2,500,000	$ 2,637,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.83% 7/15/24 (e)(f)		1,800,000	606,587
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,984,450
Series 2004-C12 Class D, 5.3051% 7/15/41 (f)		2,250,000	2,109,782
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,433,105
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,342,045)			129,984,320
Common Stocks - 12.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	3,091,984
Summit Hotel Properties, Inc.	427,000	4,244,380
		7,336,364
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		12,376,364
FINANCIALS - 11.8%
Capital Markets - 0.1%
HFF, Inc. (a)	119,400	1,795,776
Real Estate Investment Trusts - 11.4%
Acadia Realty Trust (SBI)	1,145,190	21,666,995
Alexandria Real Estate Equities, Inc.	308,211	24,031,212
AMB Property Corp. (REIT)	292,600	10,524,822
American Assets Trust, Inc.	169,700	3,609,519
American Campus Communities, Inc.	103,000	3,399,000
Annaly Capital Management, Inc.	90,600	1,580,970
Anworth Mortgage Asset Corp.	481,200	3,411,708
Apartment Investment & Management Co. Class A	42,391	1,079,699
Associated Estates Realty Corp.	196,200	3,115,656
AvalonBay Communities, Inc.	79,337	9,526,787
Beni Stabili SpA SIIQ	1,151,900	1,196,954
Boston Properties, Inc.	302,548	28,696,678
Brandywine Realty Trust (SBI)	679,450	8,248,523
Camden Property Trust (SBI)	21,300	1,210,266
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.	121,800	$ 667,464
CBL & Associates Properties, Inc.	1,055,420	18,385,416
Cedar Shopping Centers, Inc.	151,300	912,339
Chesapeake Lodging Trust	599,516	10,437,574
Coresite Realty Corp.	174,774	2,768,420
Cypress Sharpridge Investments, Inc.	582,780	7,389,650
DCT Industrial Trust, Inc.	1,212,827	6,731,190
DiamondRock Hospitality Co.	1,357,910	15,167,855
Digital Realty Trust, Inc.	424,797	24,697,698
Duke Realty LP	267,500	3,747,675
Dynex Capital, Inc.	120,000	1,207,200
Education Realty Trust, Inc.	1,552,882	12,469,642
Equity Lifestyle Properties, Inc.	186,200	10,734,430
Equity Residential (SBI)	494,289	27,882,842
Essex Property Trust, Inc.	183,765	22,786,860
Excel Trust, Inc.	200,450	2,363,306
Federal Realty Investment Trust (SBI)	19,200	1,565,952
HCP, Inc.	566,461	21,491,530
Health Care REIT, Inc.	61,700	3,235,548
Healthcare Realty Trust, Inc.	641,791	14,568,656
Highwoods Properties, Inc. (SBI)	366,000	12,813,660
Hospitality Properties Trust (SBI)	14,200	328,730
Host Hotels & Resorts, Inc.	519,887	9,155,210
Kimco Realty Corp.	710,320	13,027,269
Kite Realty Group Trust	548,733	2,913,772
LTC Properties, Inc.	30,500	864,370
MFA Financial, Inc.	1,547,266	12,687,581
Mid-America Apartment Communities, Inc.	327,762	21,042,320
Monmouth Real Estate Investment Corp. Class A	110,000	903,100
National Retail Properties, Inc.	130,300	3,404,739
Nationwide Health Properties, Inc.	110,900	4,716,577
Omega Healthcare Investors, Inc.	36,270	810,272
Pebblebrook Hotel Trust	63,400	1,404,310
Post Properties, Inc.	288,100	11,307,925
ProLogis Trust	2,551,509	40,773,114
Public Storage	391,158	43,383,334
Regency Centers Corp.	57,300	2,491,404
Simon Property Group, Inc.	671,421	71,949,474
SL Green Realty Corp.	364,800	27,432,960
Sun Communities, Inc.	6,400	228,160
Sunstone Hotel Investors, Inc. (a)	942,726	9,606,378
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	185,100	$ 4,857,024
The Macerich Co.	372,025	18,426,398
Two Harbors Investment Corp.	116,200	1,216,614
Ventas, Inc.	944,920	51,309,156
Vornado Realty Trust	229,939	20,119,663
Washington (REIT) (SBI)	20,900	649,781
Weyerhaeuser Co.	160,352	3,944,659
		722,277,990
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	359,630	6,364,083
CB Richard Ellis Group, Inc. Class A (a)	210,929	5,631,804
Forest City Enterprises, Inc. Class A (a)	138,913	2,615,732
The St. Joe Co. (a)	199,805	5,009,111
		19,620,730
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e)	72,059	721
TOTAL FINANCIALS		743,695,217
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	614,402	17,203,256
Capital Senior Living Corp. (a)	587,249	6,236,584
Emeritus Corp. (a)	723,775	18,427,312
Sunrise Senior Living, Inc. (a)	409,551	4,885,943
		46,753,095
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	254,796	6,532,969
TOTAL COMMON STOCKS (Cost $709,179,640)		809,357,645
Preferred Stocks - 1.4%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	$ 2,582,400
Excel Trust, Inc. 7.00% (a)(e)	43,800	1,073,100
Health Care REIT, Inc. 6.50% (a)	20,000	1,022,500
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,095,025
		7,773,025
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (e)	45,000	2,475,000
TOTAL FINANCIALS		10,248,025
Nonconvertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	25,075
Red Lion Hotels Capital Trust 9.50%	138,465	3,493,472
		3,518,547
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,364,250
AMB Property Corp. (REIT) Series O, 7.00%	1,000	25,010
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,343,000
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,530,140
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,008,000
Series U, 7.75%	40,227	1,004,468
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	510,800
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	249,000
7.375%	25,000	607,750
Cedar Shopping Centers, Inc. 8.875%	50,500	1,265,025
CenterPoint Properties Trust Series D, 5.377%	5,280	2,449,920
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,997,960
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.: - continued
Series B, 7.50%	43,159	$ 1,071,638
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	1,006,510
Duke Realty LP:
8.375%	63,129	1,688,701
Series L, 6.60%	5,334	124,602
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	196,075
Equity Lifestyle Properties, Inc.	55,000	1,363,450
Equity Residential (depositary shares) Series N, 6.48%	21,200	536,148
Glimcher Realty Trust Series G, 8.125%	17,500	436,450
Health Care REIT, Inc. Series F, 7.625%	50,000	1,276,500
HomeBanc Mortgage Corp. Series A 0.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,477,737
Series C, 7.00%	74,798	1,821,331
Hudson Pacific Properties, Inc. 8.375%	20,000	506,000
Kimco Realty Corp. Series G, 7.75%	126,900	3,281,634
Kite Realty Group Trust 8.25%	5,000	121,800
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,295,054
Series G, 7.25%	87,640	2,085,832
LBA Realty Fund II Series B, 7.625% (a)	146,695	3,447,333
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,487,376
Lexington Realty Trust 7.55%	20,285	479,132
LTC Properties, Inc. Series F, 8.00%	59,280	1,489,114
MFA Financial, Inc. Series A, 8.50%	378,300	9,544,509
Pebblebrook Hotel Trust	52,500	1,311,975
ProLogis Trust Series C, 8.54%	19,500	1,090,173
PS Business Parks, Inc. Series P, 6.70%	65,000	1,586,000
Public Storage:
Series I, 7.25%	31,655	801,505
Series K, 7.25%	23,796	607,036
Series N, 7.00%	40,000	1,020,800
Regency Centers Corp. 7.25%	31,125	774,701
Saul Centers, Inc.:
8.00%	45,000	1,147,500
Series B (depositary shares) 9.00%	20,000	525,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	$ 1,111,950
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,839,391
		73,909,113
TOTAL FINANCIALS		77,427,660
TOTAL PREFERRED STOCKS (Cost $100,757,238)		87,675,685
Floating Rate Loans - 0.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7.25% 7/31/12 (c)(f)	3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.31% 10/27/13 (f)	489,145	486,699
TOTAL CONSUMER DISCRETIONARY		5,336,699
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (f)	1,898,333	1,898,333
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	347,348	333,454
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,608,750
Tranche B, term loan 3.3115% 10/10/13 (f)	2,931,041	2,813,799
		4,756,003
TOTAL FINANCIALS		6,654,336
TOTAL FLOATING RATE LOANS (Cost $13,430,945)		11,991,035
Commodity-Linked Notes - 6.5%
	Principal Amount (d)	Value
AB Svensk Exportkredit 0% 12/19/11 (e)(f)(i)	$ 28,000,000	$ 36,335,155
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
0% 5/16/11 (e)(f)(i)	19,000,000	33,410,404
0% 8/12/11 (e)(f)(i)	25,000,000	32,578,546
0% 8/19/11 (e)(f)(i)	25,000,000	32,578,546
0% 8/26/11 (e)(f)(i)	27,400,000	34,420,349
Credit Suisse Group AG:
0.1525% 7/13/11 (e)(f)(i)	12,300,000	16,132,881
0.1535% 7/6/11 (e)(f)(i)	10,000,000	12,699,387
0.155% 6/21/11 (e)(f)(i)	13,500,000	17,502,544
0.16% 1/10/12 (e)(f)(i)	11,800,000	16,110,214
Credit Suisse New York Branch 0.1525% 5/20/11 (e)(f)(i)	10,000,000	17,129,393
Deutsche Bank AG 0.098% 8/11/11 (e)(f)(i)	10,000,000	13,031,419
Deutsche Bank AG London Branch 0.101% 6/1/11 (e)(f)(i)	6,700,000	12,106,839
Morgan Stanley 0% 7/28/11 (e)(f)(i)	10,000,000	12,706,423
Societe Generale Commodities Products, LLC:
0.2535% 6/14/11 (e)(f)(i)	24,400,000	31,979,343
0.259% 8/9/11 (e)(f)(i)	5,600,000	11,711,561
UBS AG Jersey Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .14% due 6/29/2011 0.1083% 6/29/11 (e)(f)(i)	10,600,000	13,933,167
0.1135% 7/19/11 (e)(f)(i)	10,000,000	12,709,061
0.1135% 7/21/11 (e)(f)(i)	15,600,000	30,358,617
0.12% 6/8/11 (e)(f)(i)	14,400,000	18,238,974
0.121% 5/3/11 (e)(f)(i)	5,500,000	8,096,621
TOTAL COMMODITY-LINKED NOTES (Cost $294,800,000)		413,769,444
Commodity Funds - 9.1%
Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $548,291,609)	43,352,899	572,258,267
Fixed-Income Funds - 25.3%

Fidelity Floating Rate Central Fund (g) (Cost $1,529,435,758)	15,682,416	1,601,174,674
Preferred Securities - 0.0%
	Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	$ 500,000	$ 15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,350,194)		15,017
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $684,076,702)	684,076,702	684,076,702
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,886,779,441)		6,305,112,808
NET OTHER ASSETS (LIABILITIES) - 0.3%		20,969,947
NET ASSETS - 100%		$ 6,326,082,755
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $615,402,027 or 9.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Security is indexed to the Dow Jones-UBS Commodity Total Return Index, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,747,133 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,760,174
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 962,714
Fidelity Floating Rate Central Fund	32,703,360
Total	$ 33,666,074
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 548,291,609	$ -	$ 572,258,267	63.4%
Fidelity Floating Rate Central Fund	1,422,087,615	115,096,874	15,041,882	1,601,174,674	54.2%
Total	$ 1,422,087,615	$ 663,388,483	$ 15,041,882	$ 2,173,432,941
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,376,364	$ 7,336,364	$ -	$ 5,040,000
Financials	831,370,902	819,616,047	9,304,181	2,450,674
Health Care	46,753,095	46,753,095	-	-
Industrials	6,532,969	6,532,969	-	-
Corporate Bonds	209,694,021	-	205,207,200	4,486,821
U.S. Government and Government Agency Obligations	1,711,427,499	-	1,711,427,499	-
Asset-Backed Securities	52,581,249	-	35,076,216	17,505,033
Collateralized Mortgage Obligations	21,107,250	-	21,085,005	22,245
Commercial Mortgage Securities	129,984,320	-	116,056,133	13,928,187
Floating Rate Loans	11,991,035	-	8,491,035	3,500,000
Commodity-Linked Notes	413,769,444	-	413,769,444	-
Fixed-Income Funds	1,601,174,674	1,601,174,674	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	684,076,702	684,076,702	-	-
Commodity Funds	572,258,267	572,258,267	-	-
Total Investments in Securities:	$ 6,305,112,808	$ 3,737,748,118	$ 2,520,416,713	$ 46,947,977
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,885,358
Total Realized Gain (Loss)	(2,540,186)
Total Unrealized Gain (Loss)	6,944,038
Cost of Purchases	9,236,308
Proceeds of Sales	(5,374,565)
Amortization/Accretion	(32,478)
Transfers in to Level 3	8,018,516
Transfers out of Level 3	(14,189,014)
Ending Balance	$ 46,947,977
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 2,567,410

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $725,040,077 of which $1,056,822, $720,370,157 and $3,613,098 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,124,975,372)	$ 3,447,603,165
Fidelity Central Funds (cost $2,761,804,069)	2,857,509,643
Total Investments (cost $5,886,779,441)		$ 6,305,112,808
Cash		15,459
Receivable for investments sold		8,982,981
Receivable for fund shares sold		3,735,957
Dividends receivable		2,582,944
Interest receivable		11,594,138
Distributions receivable from Fidelity Central Funds		5,890,387
Prepaid expenses		6,987
Other receivables		12,874
Total assets		6,337,934,535

Liabilities
Payable for investments purchased	$ 3,005,657
Payable for fund shares redeemed	5,002,809
Accrued management fee	2,918,411
Distribution and service plan fees payable	127,120
Other affiliated payables	680,843
Other payables and accrued expenses	116,940
Total liabilities		11,851,780

Net Assets		$ 6,326,082,755
Net Assets consist of:
Paid in capital		$ 6,320,257,228
Undistributed net investment income		40,386,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(452,879,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,318,581
Net Assets		$ 6,326,082,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($207,640,016 ÷ 21,015,614 shares)	$ 9.88

Maximum offering price per share (100/96.00 of $9.88)	$ 10.29
Class T: Net Asset Value and redemption price per share ($30,805,324 ÷ 3,113,983 shares)	$ 9.89

Maximum offering price per share (100/96.00 of $9.89)	$ 10.30
Class B: Net Asset Value and offering price per share ($7,446,389 ÷ 756,694 shares) A	$ 9.84

Class C: Net Asset Value and offering price per share ($90,823,978 ÷ 9,271,762 shares) A	$ 9.80

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,145,385,541 ÷ 417,801,903 shares)	$ 9.92

Class F: Net Asset Value, offering price and redemption price per share ($941,643,947 ÷ 94,988,389 shares)	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($902,337,560 ÷ 91,097,975 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2011

Investment Income
Dividends		$ 10,062,369
Interest		27,734,354
Inflation principal income		14,571,610
Income from Fidelity Central Funds		33,666,074
Total income		86,034,407

Expenses
Management fee	$ 16,808,425
Transfer agent fees	3,387,345
Distribution and service plan fees	686,572
Accounting fees and expenses	702,759
Custodian fees and expenses	34,791
Independent trustees' compensation	10,615
Registration fees	62,301
Audit	101,082
Legal	18,375
Interest	103
Miscellaneous	32,176
Total expenses before reductions	21,844,544
Expense reductions	(48,324)	21,796,220
Net investment income (loss)		64,238,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	263,484,654
Fidelity Central Funds	1,410,709
Foreign currency transactions	(7,842)
Total net realized gain (loss)		264,887,521
Change in net unrealized appreciation (depreciation) on: Investment securities	233,341,748
Assets and liabilities in foreign currencies	(14,419)
Total change in net unrealized appreciation (depreciation)		233,327,329
Net gain (loss)		498,214,850
Net increase (decrease) in net assets resulting from operations		$ 562,453,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,238,187	$ 131,981,235
Net realized gain (loss)	264,887,521	462,428,000
Change in net unrealized appreciation (depreciation)	233,327,329	97,204,786
Net increase (decrease) in net assets resulting from operations	562,453,037	691,614,021
Distributions to shareholders from net investment income	(68,525,260)	(83,611,982)
Distributions to shareholders from net realized gain	-	(76,503,945)
Total distributions	(68,525,260)	(160,115,927)
Share transactions - net increase (decrease)	218,831,758	(591,938,978)
Redemption fees	25,348	88,485
Total increase (decrease) in net assets	712,784,883	(60,352,399)

Net Assets
Beginning of period	5,613,297,872	5,673,650,271
End of period (including undistributed net investment income of $40,386,362 and undistributed net investment income of $44,673,435, respectively)	$ 6,326,082,755	$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.089	.171	.146	.444	.473	.524
Net realized and unrealized gain (loss)	.799	.840	(.528)	(.820)	.077	(.329)
Total from investment operations	.888	1.011	(.382)	(.376)	.550	.195
Distributions from net investment income	(.088)	(.111)	(.208)	(.424)	(.400)	(.266)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.088)	(.221)	(.688)	(.494)	(.400)	(.266)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 9.88	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Total Return B, C, D	9.85%	12.46%	(2.73)%	(3.96)%	5.55%	1.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.02%	1.03%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.03%	1.01%	1.01%	1.00%
Expenses net of all reductions	1.02% A	1.02%	1.03%	1.01%	1.01%	.99%
Net investment income (loss)	1.88% A	1.98%	1.98%	4.43%	4.66%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,640	$ 168,216	$ 112,929	$ 125,074	$ 25,406	$ 13,335
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.089	.170	.144	.449	.476	.517
Net realized and unrealized gain (loss)	.798	.841	(.521)	(.843)	.082	(.325)
Total from investment operations	.887	1.011	(.377)	(.394)	.558	.192
Distributions from net investment income	(.087)	(.111)	(.203)	(.417)	(.398)	(.263)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.087)	(.221)	(.683)	(.487)	(.398)	(.263)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 9.89	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Total Return B, C, D	9.82%	12.44%	(2.69)%	(4.12)%	5.64%	1.93%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of all reductions	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Net investment income (loss)	1.88% A	1.98%	1.95%	4.42%	4.67%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,805	$ 27,373	$ 23,500	$ 27,405	$ 27,709	$ 22,825
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.055	.108	.093	.376	.405	.450
Net realized and unrealized gain (loss)	.797	.845	(.536)	(.824)	.072	(.318)
Total from investment operations	.852	.953	(.443)	(.448)	.477	.132
Distributions from net investment income	(.042)	(.083)	(.147)	(.353)	(.327)	(.213)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.042)	(.193)	(.627)	(.423)	(.327)	(.213)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 9.84	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Total Return B, C, D	9.46%	11.73%	(3.53)%	(4.63)%	4.81%	1.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.76%	1.71%	1.69%	1.74%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.71%	1.69%	1.74%
Expenses net of all reductions	1.74% A	1.75%	1.75%	1.71%	1.69%	1.73%
Net investment income (loss)	1.16% A	1.26%	1.27%	3.72%	3.98%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,446	$ 7,406	$ 5,992	$ 8,847	$ 6,828	$ 6,002
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.053	.105	.088	.366	.392	.437
Net realized and unrealized gain (loss)	.801	.838	(.532)	(.826)	.080	(.323)
Total from investment operations	.854	.943	(.444)	(.460)	.472	.114
Distributions from net investment income	(.044)	(.083)	(.146)	(.350)	(.322)	(.215)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.044)	(.193)	(.626)	(.420)	(.322)	(.215)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 9.80	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Total Return B, C, D	9.53%	11.65%	(3.55)%	(4.77)%	4.77%	1.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.83%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.83%	1.80%	1.81%	1.85%
Expenses net of all reductions	1.77% A	1.78%	1.83%	1.80%	1.81%	1.84%
Net investment income (loss)	1.13% A	1.23%	1.19%	3.63%	3.86%	4.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,824	$ 66,399	$ 44,744	$ 50,837	$ 24,175	$ 16,528
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.104	.196	.166	.479	.504	.544
Net realized and unrealized gain (loss)	.798	.846	(.529)	(.834)	.079	(.317)
Total from investment operations	.902	1.042	(.363)	(.355)	.583	.227
Distributions from net investment income	(.112)	(.122)	(.227)	(.446)	(.423)	(.278)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.112)	(.232)	(.707)	(.516)	(.423)	(.278)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	.001
Net asset value, end of period	$ 9.92	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Total Return B, C	9.97%	12.81%	(2.48)%	(3.73)%	5.89%	2.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.73%	.77%	.73%	.74%	.80%
Expenses net of fee waivers, if any	.72% A	.73%	.77%	.73%	.74%	.80%
Expenses net of all reductions	.72% A	.73%	.77%	.73%	.73%	.79%
Net investment income (loss)	2.18% A	2.28%	2.25%	4.70%	4.94%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,145,386	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765
Portfolio turnover rate F	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income (loss) D	.109	.208	.065
Net realized and unrealized gain (loss)	.795	.845	.676
Total from investment operations	.904	1.053	.741
Distributions from net investment income	(.124)	(.133)	(.051)
Distributions from net realized gain	-	(.110)	-
Total distributions	(.124)	(.243)	(.051)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.91	$ 9.13	$ 8.32
Total Return B, C	10.00%	12.96%	9.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.61% A
Expenses net of fee waivers, if any	.60% A	.60%	.61% A
Expenses net of all reductions	.60% A	.60%	.61% A
Net investment income (loss)	2.30% A	2.41%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 941,644	$ 558,829	$ 389
Portfolio turnover rate F	42% A	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.102	.194	.166	.475	.500	.540
Net realized and unrealized gain (loss)	.808	.848	(.529)	(.841)	.081	(.321)
Total from investment operations	.910	1.042	(.363)	(.366)	.581	.219
Distributions from net investment income	(.110)	(.122)	(.227)	(.445)	(.421)	(.280)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.110)	(.232)	(.707)	(.515)	(.421)	(.280)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	.001
Net asset value, end of period	$ 9.91	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Total Return B, C	10.08%	12.84%	(2.49)%	(3.85)%	5.87%	2.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.75%	.77%	.75%	.76%	.82%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.75%	.76%	.82%
Expenses net of all reductions	.76% A	.75%	.77%	.75%	.75%	.82%
Net investment income (loss)	2.14% A	2.25%	2.24%	4.68%	4.92%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902,338	$ 716,052	$ 571,760	$ 514,011	$ 311,894	$ 139,446
Portfolio turnover rate F	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F shares and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. The Fund invests a significant portion of its assets in below investment grade securities. The

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), Commodity-Linked Notes, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 506,153,043
Gross unrealized depreciation	(111,836,540)
Net unrealized appreciation (depreciation) on securities and other investments	$ 394,316,503
Tax cost	$ 5,910,796,305

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Indexed Securities - continued

instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $946,520,187 and $735,966,750, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $30,203 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 231,983	$ 5,604
Class T	-%	.25%	36,178	-
Class B	.65%	.25%	33,307	24,116
Class C	.75%	.25%	385,104	122,182
			$ 686,572	$ 151,902

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,507
Class T	2,784
Class B*	5,558
Class C*	3,574
$ 28,423

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 155,432.17
Class T	24,723.17
Class B	9,050.25
Class C	64,905.17
Strategic Real Return	2,490,795.12
Institutional Class	642,440.16
	$ 3,387,345

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,735 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,503 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from

Semiannual Report

8. Bank Borrowings - continued

time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,220,000. The weighted average interest rate was .71%. The interest expense amounted to $103 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,841 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $280.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class A	$ 1,670,759	$ 1,593,234
Class T	260,707	320,683
Class B	33,056	61,250
Class C	347,922	472,652
Strategic Real Return	48,597,518	71,427,737
Class F	8,775,975	1,067,446
Institutional Class	8,839,323	8,668,980
Total	$ 68,525,260	$ 83,611,982
From net realized gain
Class A	$ -	$ 1,672,439
Class T	-	325,701
Class B	-	83,005
Class C	-	667,876
Strategic Real Return	-	63,625,267
Class F	-	2,017,809
Institutional Class	-	8,111,848
Total	$ -	$ 76,503,945

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class A
Shares sold	4,224,586	10,615,711	$ 40,390,289	$ 90,685,604
Reinvestment of distributions	134,984	370,076	1,249,689	3,077,691
Shares redeemed	(1,866,397)	(6,091,016)	(17,751,130)	(52,371,400)
Net increase (decrease)	2,493,173	4,894,771	$ 23,888,848	$ 41,391,895
Class T
Shares sold	369,291	812,058	$ 3,540,615	$ 6,953,971
Reinvestment of distributions	23,297	70,645	215,915	588,027
Shares redeemed	(289,275)	(704,426)	(2,749,601)	(6,067,389)
Net increase (decrease)	103,313	178,277	$ 1,006,929	$ 1,474,609
Class B
Shares sold	62,531	357,460	$ 593,978	$ 3,050,687
Reinvestment of distributions	2,900	14,631	27,057	121,769
Shares redeemed	(128,653)	(276,279)	(1,217,958)	(2,363,553)
Net increase (decrease)	(63,222)	95,812	$ (596,923)	$ 808,903
Class C
Shares sold	2,523,739	3,428,027	$ 23,960,371	$ 29,121,408
Reinvestment of distributions	31,436	120,335	292,038	998,018
Shares redeemed	(665,191)	(1,594,474)	(6,284,409)	(13,603,248)
Net increase (decrease)	1,889,984	1,953,888	$ 17,968,000	$ 16,516,178
Strategic Real Return
Shares sold	39,231,983	62,439,364	$ 376,239,644	$ 538,503,624
Reinvestment of distributions	5,206,258	16,074,514	48,191,940	133,884,159
Shares redeemed	(72,314,880)	(223,722,569)	(688,107,484)	(1,931,706,512)
Net increase (decrease)	(27,876,639)	(145,208,691)	$ (263,675,900)	$ (1,259,318,729)
Class F
Shares sold	40,664,084	71,940,686	$ 386,977,645	$ 618,764,915
Reinvestment of distributions	948,057	367,306	8,775,975	3,085,255
Shares redeemed	(7,842,249)	(11,136,292)	(75,728,352)	(96,999,485)
Net increase (decrease)	33,769,892	61,171,700	$ 320,025,268	$ 524,850,685

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Institutional Class
Shares sold	14,387,826	23,621,317	$ 138,058,852	$ 202,869,795
Reinvestment of distributions	891,060	1,978,397	8,244,507	16,468,057
Shares redeemed	(2,742,694)	(15,883,677)	(26,087,823)	(137,000,371)
Net increase (decrease)	12,536,192	9,716,037	$ 120,215,536	$ 82,337,481

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom 2020 Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds, and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 68% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the six months ended March 31, 2011 and for each of the five years in the period ended September 30, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the six months ended March 31, 2011 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRS-USAN-0511
1.814980.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Strategic Real Return
Fund - Institutional Class

Semiannual Report

March 31, 2011

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,098.50	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.02%
Actual		$ 1,000.00	$ 1,098.20	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class B	1.75%
Actual		$ 1,000.00	$ 1,094.60	$ 9.14
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.77%
Actual		$ 1,000.00	$ 1,095.30	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Strategic Real Return	.72%
Actual		$ 1,000.00	$ 1,099.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Class F	.60%
Actual		$ 1,000.00	$ 1,100.00	$ 3.14
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,100.80	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2011	As of September 30, 2010
Commodity-Linked Notes and Related Investments*	24.9%	25.6%
Inflation-Protected Securities and Related Investments	27.1%	26.3%
Floating Rate High Yield	25.3%	25.3%
Real Estate Investments	20.9%	22.0%
Cash & Cash Equivalents	1.5%	0.6%
* Investments may include commodity-linked notes, Fidelity Commodity Strategy Central Fund and cash.
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 27.1%	U.S. Government and U.S. Government Agency Obligations 26.3%
AAA 0.4%	AAA 1.0%
AA 0.7%	AA 0.3%
A 0.3%	A 0.3%
BBB 2.0%	BBB 2.0%
BB and Below 20.4%	BB and Below 19.9%
Not Rated 6.6%	Not Rated 8.4%
Structured Notes (including Commodity Linked Notes) 6.5%	Structured Notes (including Commodity Linked Notes) 9.1%
Equities † 23.9%	Equities 14.8%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 17.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 14.8%		Stocks 14.8%
	U.S. Government and U.S. Government Agency Obligations 27.1%		U.S. Government and U.S. Government Agency Obligations 26.3%
	Corporate Bonds 4.9%		Corporate Bonds 5.7%
	Asset-Backed Securities 0.8%		Asset-Backed Securities 0.9%
	Structured Notes (including Commodity- Linked Notes 6.5%		Structured Notes (including Commodity- Linked Notes 9.1%
	Floating Rate Loans 22.2%		Floating Rate Loans 22.8%
	CMOs and Other Mortgage Related Securities 2.4%		CMOs and Other Mortgage Related Securities 2.4%
	Other Investments† 9.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 12.1%		Short-Term Investments and Net Other Assets 17.9%
* Foreign investments	5.7%	** Foreign investments	4.7%
* U.S. Treasury Inflation-Indexed Securities	27.1%	** U.S. Treasury Inflation-Indexed Securities	26.3%

† Includes investment in Fidelity Commodity Strategy Central Fund of 9.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 3.3%
		Principal Amount (d)	Value
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		660,000	$ 579,150
FINANCIALS - 1.0%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,239,000
Real Estate Investment Trusts - 0.5%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,293,369
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		2,975,000	3,018,435
Annaly Capital Management, Inc. 4% 2/15/15		500,000	580,313
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	5,555,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,880,000
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,179,375
2.625% 5/15/38		500,000	496,875
The Macerich Co. 3.25% 3/15/12 (e)		4,300,000	4,316,125
			32,319,492
Real Estate Management & Development - 0.5%
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	4,522,500
Corporate Office Properties LP 3.5% 9/15/26 (e)		3,220,000	3,228,050
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,400,000	2,400,000
Grubb & Ellis Co. 7.95% 5/1/15 (e)		1,900,000	1,615,000
Home Properties, Inc. 4.125% 11/1/26 (e)		1,900,000	1,924,938
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	1,433,688
			26,717,489
TOTAL FINANCIALS			60,275,981
TOTAL CONVERTIBLE BONDS			60,855,131
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (e)		$ 3,584,967	$ 4,035,887
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,045,000
KB Home:
5.75% 2/1/14		510,000	515,100
5.875% 1/15/15		1,500,000	1,485,000
6.25% 6/15/15		5,100,000	5,049,000
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	4,000,000
5.6% 5/31/15		1,500,000	1,477,500
M/I Homes, Inc. 8.625% 11/15/18 (e)		2,095,000	2,095,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,526,250
Ryland Group, Inc. 8.4% 5/15/17		250,000	271,250
Standard Pacific Corp.:
8.375% 5/15/18		245,000	254,188
8.375% 5/15/18 (e)		1,825,000	1,898,000
10.75% 9/15/16		500,000	582,500
			22,728,788
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,848,850
TOTAL CONSUMER DISCRETIONARY			29,613,525
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		525,000	539,438
FINANCIALS - 1.8%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (e)		500,000	597,500
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,753,700
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,061,821
			5,815,521
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,494,928
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		$ 1,131,000	$ 1,210,671
6.25% 6/15/14		1,170,000	1,261,654
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,071,664
7.5% 7/15/18		2,970,000	3,257,285
9.625% 3/15/16		2,780,000	3,381,231
Equity One, Inc.:
5.375% 10/15/15		500,000	515,823
6% 9/15/16		1,000,000	1,062,793
6.25% 12/15/14		1,000,000	1,071,621
6.25% 1/15/17		1,000,000	1,044,310
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,636,958
6.3% 9/15/16		4,750,000	5,226,121
7.072% 6/8/15		500,000	559,095
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,054,972
6.5% 1/17/17		625,000	688,020
HMB Capital Trust V 3.9095% 12/15/36 (c)(e)(f)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,595,848
6.7% 1/15/18		1,000,000	1,071,908
6.75% 2/15/13		1,250,000	1,329,694
7.875% 8/15/14		500,000	558,034
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,048,488
iStar Financial, Inc.:
5.95% 10/15/13		3,495,000	3,320,250
6.05% 4/15/15		410,000	382,325
Kimco Realty Corp. 5.783% 3/15/16		550,000	603,632
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,151,838
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,052,730
6.25% 2/1/13		2,000,000	2,135,614
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,368,376
7.5% 2/15/20		1,000,000	1,072,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,841,619
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,060,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 1,000,000	$ 1,124,000
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,787,222
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	750,739
8.625% 1/15/12		6,900,000	7,215,268
UDR, Inc. 5.5% 4/1/14		2,000,000	2,116,344
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	524,065
5.25% 1/15/16		1,000,000	1,034,984
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,020,106
			63,702,730
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	633,440
Arden Realty LP 5.2% 9/1/11		500,000	509,271
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,579,581
5.75% 4/1/12		1,000,000	1,032,261
6% 4/1/16		1,000,000	1,058,952
7.5% 5/15/15		500,000	564,092
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,180,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,300,226
6.25% 6/15/14		1,595,000	1,673,708
6.875% 8/15/12		1,000,000	1,043,132
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,525,677
Duke Realty LP:
6.25% 5/15/13		750,000	811,334
7.375% 2/15/15		500,000	566,799
First Industrial LP 5.75% 1/15/16		1,000,000	951,588
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,953,000	3,636,760
7.625% 6/1/15		800,000	776,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,402,093
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,065,000
9% 5/15/17		750,000	845,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP 6.375% 8/15/12		$ 2,680,000	$ 2,844,118
Post Apartment Homes LP:
5.45% 6/1/12		714,000	739,349
6.3% 6/1/13		1,000,000	1,069,828
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,270,218
5.875% 6/15/17		600,000	656,739
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,070,000
Ventas Realty LP:
Series 1, 6.5% 6/1/16		5,570,000	5,778,875
6.5% 6/1/16		660,000	684,750
			42,269,416
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (c)(e)		4,750,000	1,425,000
TOTAL FINANCIALS			113,810,167
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		935,000	984,088
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,767,300
			2,751,388
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,124,372
TOTAL NONCONVERTIBLE BONDS			148,838,890
TOTAL CORPORATE BONDS (Cost $193,656,902)			209,694,021
U.S. Treasury Inflation Protected Obligations - 27.1%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		56,756,160	57,900,098
2% 1/15/26		121,949,696	130,125,630
2.125% 2/15/41		36,448,288	38,584,465
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/40		$ 38,263,874	$ 40,535,829
2.375% 1/15/25		86,552,592	97,210,942
2.375% 1/15/27		75,884,270	84,517,116
2.5% 1/15/29		49,740,145	56,417,109
3.625% 4/15/28		24,640,978	31,772,540
3.875% 4/15/29		35,226,483	47,149,937
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		72,646,860	75,496,334
0.625% 4/15/13		60,420,920	63,357,442
1.125% 1/15/21		54,354,780	55,229,420
1.25% 4/15/14		45,778,920	49,012,496
1.25% 7/15/20		88,849,200	91,875,714
1.375% 7/15/18		25,527,500	27,182,869
1.375% 1/15/20		25,455,750	26,732,737
1.625% 1/15/15		47,878,788	51,993,942
1.625% 1/15/18		40,570,144	43,847,582
1.875% 7/15/13		68,191,726	73,860,680
1.875% 7/15/15		32,421,053	35,668,829
1.875% 7/15/19		34,030,920	37,349,284
2% 4/15/12		41,667,840	43,601,403
2% 1/15/14		62,187,299	67,862,191
2% 7/15/14		59,749,850	65,688,351
2% 1/15/16		388,287	429,305
2.125% 1/15/19		26,664,820	29,764,981
2.375% 1/15/17		46,131,085	52,071,188
2.5% 7/15/16		36,525,385	41,485,412
2.625% 7/15/17		37,184,000	42,698,494
3% 7/15/12		68,047,791	72,960,593
3.375% 1/15/12		75,370,239	79,044,586
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,611,668,901)			1,711,427,499
Asset-Backed Securities - 0.8%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		1,643,000	1,556,743
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6125% 3/23/19 (e)(f)		2,234,240	1,994,059
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		5,000,000	4,825,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5531% 1/20/37 (e)(f)		1,577,874	1,309,636
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		$ 2,383,050	$ 1,906,440
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (e)(f)		4,690,037	3,329,927
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,253,247
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,956,274
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	1,626,400
Class B2, 1.6585% 12/28/35 (e)(f)		2,110,000	1,329,300
Class D, 9% 12/28/35 (e)		504,483	142,819
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,101,672	369,060
Crest Ltd. Series 2002-IGA Class A, 0.7544% 7/28/17 (e)(f)		517,265	515,361
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,711,711
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6755% 11/28/39 (e)(f)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8995% 9/25/46 (e)(f)		768,729	7,687
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,445,380	2,175,882
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9322% 12/28/33 (f)		1,900,000	1,735,306
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9855% 8/28/38 (e)(f)		4,410,000	3,969,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	895,436
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		1,962,905	1,962,905
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		430,182	133,401
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9605% 2/5/36 (e)(f)		287,412	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (e)		1,055,000	1,056,372
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(f)		$ 3,000,000	$ 1,290,000
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (e)(f)		1,000,000	890,000
Class A1B, 0.638% 9/25/26 (e)(f)		3,215,000	2,732,750
Class A2A, 0.528% 9/25/26 (e)(f)		6,330,000	5,816,004
Class F, 1.458% 9/25/26 (e)(f)		2,250,000	1,620,000
Class G, 1.658% 9/25/26 (e)(f)		1,530,000	1,071,000
Class H, 1.958% 9/25/26 (e)(f)		4,300,000	2,924,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2625% 11/21/40 (e)(f)		1,500,000	450,000
TOTAL ASSET-BACKED SECURITIES (Cost $55,246,892)			52,581,249
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.465% 3/15/22 (e)(f)		8,503,603	8,364,000
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.435% 6/15/22 (e)(f)		2,750,000	2,540,317
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		54,836	1,945
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7055% 1/25/19 (e)(f)		57,656	13,330
Class B4, 4.7055% 1/25/19 (e)(f)		115,312	6,970
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4345% 4/25/20 (e)(f)		500,000	501,400
Series 2010-K6 Class B, 5.3542% 12/26/46 (e)(f)		1,000,000	994,451
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.755% 6/15/22 (e)(f)		5,777,417	5,488,546
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		1,000,000	1,022,500
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		2,082,000	2,134,208
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.505% 12/15/37 (e)(f)		446,365	16,382
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.358% 9/10/37 (e)(f)		136,793	11,108
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.505% 12/15/37 (e)(f)		$ 267,819	$ 8,677
Series 2006-A Class B7, 3.755% 3/15/38 (e)(f)		495,066	3,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,542,615)			21,107,250
Commercial Mortgage Securities - 2.1%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		2,850,347	2,747,133
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	4,088,930
Series 2005-1 Class A3, 4.877% 11/10/42		230,490	230,823
Series 2005-1 Class CJ, 5.1902% 11/10/42 (f)		1,450,000	1,512,971
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.005% 11/15/15 (e)(f)		6,742,299	6,489,462
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.255% 3/15/22 (e)(f)		2,630,000	2,038,250
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4517% 3/11/39 (f)		3,000,000	2,971,976
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		2,000,000	1,595,979
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(f)		1,500,000	1,477,500
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,013,416
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	199,868
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	113,591
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	103,720
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	43,749
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	143,592
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	606,352
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		2,989,085	2,992,672
Series 2001-J1A Class F, 6.958% 2/16/34 (e)		1,475,000	1,479,778
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	2,008,669
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.515% 5/15/23 (e)(f)		$ 2,000,000	$ 1,990,185
Class D, 0.725% 5/15/23 (e)(f)		1,250,000	1,230,694
Series 2006-HC1A:
Class A1, 0.445% 5/15/23 (e)(f)		1,963,249	1,940,140
Class K, 1.7323% 5/15/23 (e)(f)		3,757,000	3,662,811
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8995% 3/25/17 (e)(f)		1,440,000	1,167,750
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4495% 3/25/17 (e)(f)		2,200,000	1,729,750
Class G, 7.2495% 3/25/17 (e)(f)		1,870,000	1,162,322
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	335,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,972,506
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2272% 6/10/31 (e)(f)		2,500,000	2,665,901
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (e)		1,000,000	1,012,736
Freddie Mac Multi-class participation certificates guaranteed Series K011 Class X3, 2.661% 12/25/48 (f)(h)		6,103,048	979,843
FREMF Mortgage Trust Series 2011-K11 Class B, 4.569% 12/25/48 (e)(f)		1,000,000	891,173
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		8,028,242	7,968,030
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,457,427
Series 2002-1A Class H, 7.1453% 12/10/35 (e)(f)		1,277,000	1,291,725
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	3,150,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		647,110	671,560
Class G, 6.75% 4/15/29 (f)		1,352,000	1,443,735
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		1,516,944	1,569,543
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		815,136	818,280
Class J, 6.974% 8/15/36 (e)		2,720,000	2,692,412
Series 2000-C1:
Class H, 7% 3/15/33 (e)		43,493	43,567
Class K, 7% 3/15/33		1,000,000	716,243
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		$ 1,000,000	$ 1,024,017
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,141,000	1,143,298
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/1/20 (e)(f)		2,800,000	2,557,582
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		2,750,000	3,049,770
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (e)		1,000,000	967,289
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		1,500,000	1,473,375
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.435% 2/15/19 (e)(f)		2,046,464	2,005,534
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,532,537	1,593,870
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		1,070,000	1,125,640
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		6,000,000	6,178,076
Series 2006-C4 Class AJ, 5.9032% 6/15/38 (f)		2,000,000	1,934,858
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	1,384,830
Class I11, 7.72% 2/26/28 (e)		751,000	765,344
Class I12, 7.72% 2/26/28 (e)		750,000	754,200
Class I9, 7.72% 2/26/28 (e)		1,149,200	1,167,932
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	0
Class F, 10.813% 5/20/44 (e)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,522,066	3,486,845
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,754,930
Series 1997-RR Class F, 7.4073% 4/30/39 (e)(f)		581,746	558,476
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		2,342,000	1,469,605
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	4,045,240
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		32,127	31,023
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,083,109	1,161,959
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		897,483	941,909
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		1,190,000	1,215,530
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		$ 2,500,000	$ 2,637,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.83% 7/15/24 (e)(f)		1,800,000	606,587
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,984,450
Series 2004-C12 Class D, 5.3051% 7/15/41 (f)		2,250,000	2,109,782
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,433,105
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,342,045)			129,984,320
Common Stocks - 12.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	3,091,984
Summit Hotel Properties, Inc.	427,000	4,244,380
		7,336,364
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		12,376,364
FINANCIALS - 11.8%
Capital Markets - 0.1%
HFF, Inc. (a)	119,400	1,795,776
Real Estate Investment Trusts - 11.4%
Acadia Realty Trust (SBI)	1,145,190	21,666,995
Alexandria Real Estate Equities, Inc.	308,211	24,031,212
AMB Property Corp. (REIT)	292,600	10,524,822
American Assets Trust, Inc.	169,700	3,609,519
American Campus Communities, Inc.	103,000	3,399,000
Annaly Capital Management, Inc.	90,600	1,580,970
Anworth Mortgage Asset Corp.	481,200	3,411,708
Apartment Investment & Management Co. Class A	42,391	1,079,699
Associated Estates Realty Corp.	196,200	3,115,656
AvalonBay Communities, Inc.	79,337	9,526,787
Beni Stabili SpA SIIQ	1,151,900	1,196,954
Boston Properties, Inc.	302,548	28,696,678
Brandywine Realty Trust (SBI)	679,450	8,248,523
Camden Property Trust (SBI)	21,300	1,210,266
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.	121,800	$ 667,464
CBL & Associates Properties, Inc.	1,055,420	18,385,416
Cedar Shopping Centers, Inc.	151,300	912,339
Chesapeake Lodging Trust	599,516	10,437,574
Coresite Realty Corp.	174,774	2,768,420
Cypress Sharpridge Investments, Inc.	582,780	7,389,650
DCT Industrial Trust, Inc.	1,212,827	6,731,190
DiamondRock Hospitality Co.	1,357,910	15,167,855
Digital Realty Trust, Inc.	424,797	24,697,698
Duke Realty LP	267,500	3,747,675
Dynex Capital, Inc.	120,000	1,207,200
Education Realty Trust, Inc.	1,552,882	12,469,642
Equity Lifestyle Properties, Inc.	186,200	10,734,430
Equity Residential (SBI)	494,289	27,882,842
Essex Property Trust, Inc.	183,765	22,786,860
Excel Trust, Inc.	200,450	2,363,306
Federal Realty Investment Trust (SBI)	19,200	1,565,952
HCP, Inc.	566,461	21,491,530
Health Care REIT, Inc.	61,700	3,235,548
Healthcare Realty Trust, Inc.	641,791	14,568,656
Highwoods Properties, Inc. (SBI)	366,000	12,813,660
Hospitality Properties Trust (SBI)	14,200	328,730
Host Hotels & Resorts, Inc.	519,887	9,155,210
Kimco Realty Corp.	710,320	13,027,269
Kite Realty Group Trust	548,733	2,913,772
LTC Properties, Inc.	30,500	864,370
MFA Financial, Inc.	1,547,266	12,687,581
Mid-America Apartment Communities, Inc.	327,762	21,042,320
Monmouth Real Estate Investment Corp. Class A	110,000	903,100
National Retail Properties, Inc.	130,300	3,404,739
Nationwide Health Properties, Inc.	110,900	4,716,577
Omega Healthcare Investors, Inc.	36,270	810,272
Pebblebrook Hotel Trust	63,400	1,404,310
Post Properties, Inc.	288,100	11,307,925
ProLogis Trust	2,551,509	40,773,114
Public Storage	391,158	43,383,334
Regency Centers Corp.	57,300	2,491,404
Simon Property Group, Inc.	671,421	71,949,474
SL Green Realty Corp.	364,800	27,432,960
Sun Communities, Inc.	6,400	228,160
Sunstone Hotel Investors, Inc. (a)	942,726	9,606,378
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	185,100	$ 4,857,024
The Macerich Co.	372,025	18,426,398
Two Harbors Investment Corp.	116,200	1,216,614
Ventas, Inc.	944,920	51,309,156
Vornado Realty Trust	229,939	20,119,663
Washington (REIT) (SBI)	20,900	649,781
Weyerhaeuser Co.	160,352	3,944,659
		722,277,990
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	359,630	6,364,083
CB Richard Ellis Group, Inc. Class A (a)	210,929	5,631,804
Forest City Enterprises, Inc. Class A (a)	138,913	2,615,732
The St. Joe Co. (a)	199,805	5,009,111
		19,620,730
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e)	72,059	721
TOTAL FINANCIALS		743,695,217
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	614,402	17,203,256
Capital Senior Living Corp. (a)	587,249	6,236,584
Emeritus Corp. (a)	723,775	18,427,312
Sunrise Senior Living, Inc. (a)	409,551	4,885,943
		46,753,095
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	254,796	6,532,969
TOTAL COMMON STOCKS (Cost $709,179,640)		809,357,645
Preferred Stocks - 1.4%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	$ 2,582,400
Excel Trust, Inc. 7.00% (a)(e)	43,800	1,073,100
Health Care REIT, Inc. 6.50% (a)	20,000	1,022,500
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,095,025
		7,773,025
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (e)	45,000	2,475,000
TOTAL FINANCIALS		10,248,025
Nonconvertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	25,075
Red Lion Hotels Capital Trust 9.50%	138,465	3,493,472
		3,518,547
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,364,250
AMB Property Corp. (REIT) Series O, 7.00%	1,000	25,010
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,343,000
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,530,140
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,008,000
Series U, 7.75%	40,227	1,004,468
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	510,800
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	249,000
7.375%	25,000	607,750
Cedar Shopping Centers, Inc. 8.875%	50,500	1,265,025
CenterPoint Properties Trust Series D, 5.377%	5,280	2,449,920
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,997,960
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.: - continued
Series B, 7.50%	43,159	$ 1,071,638
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	1,006,510
Duke Realty LP:
8.375%	63,129	1,688,701
Series L, 6.60%	5,334	124,602
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	196,075
Equity Lifestyle Properties, Inc.	55,000	1,363,450
Equity Residential (depositary shares) Series N, 6.48%	21,200	536,148
Glimcher Realty Trust Series G, 8.125%	17,500	436,450
Health Care REIT, Inc. Series F, 7.625%	50,000	1,276,500
HomeBanc Mortgage Corp. Series A 0.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,477,737
Series C, 7.00%	74,798	1,821,331
Hudson Pacific Properties, Inc. 8.375%	20,000	506,000
Kimco Realty Corp. Series G, 7.75%	126,900	3,281,634
Kite Realty Group Trust 8.25%	5,000	121,800
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,295,054
Series G, 7.25%	87,640	2,085,832
LBA Realty Fund II Series B, 7.625% (a)	146,695	3,447,333
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,487,376
Lexington Realty Trust 7.55%	20,285	479,132
LTC Properties, Inc. Series F, 8.00%	59,280	1,489,114
MFA Financial, Inc. Series A, 8.50%	378,300	9,544,509
Pebblebrook Hotel Trust	52,500	1,311,975
ProLogis Trust Series C, 8.54%	19,500	1,090,173
PS Business Parks, Inc. Series P, 6.70%	65,000	1,586,000
Public Storage:
Series I, 7.25%	31,655	801,505
Series K, 7.25%	23,796	607,036
Series N, 7.00%	40,000	1,020,800
Regency Centers Corp. 7.25%	31,125	774,701
Saul Centers, Inc.:
8.00%	45,000	1,147,500
Series B (depositary shares) 9.00%	20,000	525,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	$ 1,111,950
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,839,391
		73,909,113
TOTAL FINANCIALS		77,427,660
TOTAL PREFERRED STOCKS (Cost $100,757,238)		87,675,685
Floating Rate Loans - 0.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7.25% 7/31/12 (c)(f)	3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.31% 10/27/13 (f)	489,145	486,699
TOTAL CONSUMER DISCRETIONARY		5,336,699
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (f)	1,898,333	1,898,333
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	347,348	333,454
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,608,750
Tranche B, term loan 3.3115% 10/10/13 (f)	2,931,041	2,813,799
		4,756,003
TOTAL FINANCIALS		6,654,336
TOTAL FLOATING RATE LOANS (Cost $13,430,945)		11,991,035
Commodity-Linked Notes - 6.5%
	Principal Amount (d)	Value
AB Svensk Exportkredit 0% 12/19/11 (e)(f)(i)	$ 28,000,000	$ 36,335,155
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
0% 5/16/11 (e)(f)(i)	19,000,000	33,410,404
0% 8/12/11 (e)(f)(i)	25,000,000	32,578,546
0% 8/19/11 (e)(f)(i)	25,000,000	32,578,546
0% 8/26/11 (e)(f)(i)	27,400,000	34,420,349
Credit Suisse Group AG:
0.1525% 7/13/11 (e)(f)(i)	12,300,000	16,132,881
0.1535% 7/6/11 (e)(f)(i)	10,000,000	12,699,387
0.155% 6/21/11 (e)(f)(i)	13,500,000	17,502,544
0.16% 1/10/12 (e)(f)(i)	11,800,000	16,110,214
Credit Suisse New York Branch 0.1525% 5/20/11 (e)(f)(i)	10,000,000	17,129,393
Deutsche Bank AG 0.098% 8/11/11 (e)(f)(i)	10,000,000	13,031,419
Deutsche Bank AG London Branch 0.101% 6/1/11 (e)(f)(i)	6,700,000	12,106,839
Morgan Stanley 0% 7/28/11 (e)(f)(i)	10,000,000	12,706,423
Societe Generale Commodities Products, LLC:
0.2535% 6/14/11 (e)(f)(i)	24,400,000	31,979,343
0.259% 8/9/11 (e)(f)(i)	5,600,000	11,711,561
UBS AG Jersey Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .14% due 6/29/2011 0.1083% 6/29/11 (e)(f)(i)	10,600,000	13,933,167
0.1135% 7/19/11 (e)(f)(i)	10,000,000	12,709,061
0.1135% 7/21/11 (e)(f)(i)	15,600,000	30,358,617
0.12% 6/8/11 (e)(f)(i)	14,400,000	18,238,974
0.121% 5/3/11 (e)(f)(i)	5,500,000	8,096,621
TOTAL COMMODITY-LINKED NOTES (Cost $294,800,000)		413,769,444
Commodity Funds - 9.1%
Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $548,291,609)	43,352,899	572,258,267
Fixed-Income Funds - 25.3%

Fidelity Floating Rate Central Fund (g) (Cost $1,529,435,758)	15,682,416	1,601,174,674
Preferred Securities - 0.0%
	Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	$ 500,000	$ 15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,350,194)		15,017
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $684,076,702)	684,076,702	684,076,702
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,886,779,441)		6,305,112,808
NET OTHER ASSETS (LIABILITIES) - 0.3%		20,969,947
NET ASSETS - 100%		$ 6,326,082,755
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $615,402,027 or 9.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Security is indexed to the Dow Jones-UBS Commodity Total Return Index, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,747,133 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,760,174
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 962,714
Fidelity Floating Rate Central Fund	32,703,360
Total	$ 33,666,074
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 548,291,609	$ -	$ 572,258,267	63.4%
Fidelity Floating Rate Central Fund	1,422,087,615	115,096,874	15,041,882	1,601,174,674	54.2%
Total	$ 1,422,087,615	$ 663,388,483	$ 15,041,882	$ 2,173,432,941
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,376,364	$ 7,336,364	$ -	$ 5,040,000
Financials	831,370,902	819,616,047	9,304,181	2,450,674
Health Care	46,753,095	46,753,095	-	-
Industrials	6,532,969	6,532,969	-	-
Corporate Bonds	209,694,021	-	205,207,200	4,486,821
U.S. Government and Government Agency Obligations	1,711,427,499	-	1,711,427,499	-
Asset-Backed Securities	52,581,249	-	35,076,216	17,505,033
Collateralized Mortgage Obligations	21,107,250	-	21,085,005	22,245
Commercial Mortgage Securities	129,984,320	-	116,056,133	13,928,187
Floating Rate Loans	11,991,035	-	8,491,035	3,500,000
Commodity-Linked Notes	413,769,444	-	413,769,444	-
Fixed-Income Funds	1,601,174,674	1,601,174,674	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	684,076,702	684,076,702	-	-
Commodity Funds	572,258,267	572,258,267	-	-
Total Investments in Securities:	$ 6,305,112,808	$ 3,737,748,118	$ 2,520,416,713	$ 46,947,977
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,885,358
Total Realized Gain (Loss)	(2,540,186)
Total Unrealized Gain (Loss)	6,944,038
Cost of Purchases	9,236,308
Proceeds of Sales	(5,374,565)
Amortization/Accretion	(32,478)
Transfers in to Level 3	8,018,516
Transfers out of Level 3	(14,189,014)
Ending Balance	$ 46,947,977
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 2,567,410

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $725,040,077 of which $1,056,822, $720,370,157 and $3,613,098 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,124,975,372)	$ 3,447,603,165
Fidelity Central Funds (cost $2,761,804,069)	2,857,509,643
Total Investments (cost $5,886,779,441)		$ 6,305,112,808
Cash		15,459
Receivable for investments sold		8,982,981
Receivable for fund shares sold		3,735,957
Dividends receivable		2,582,944
Interest receivable		11,594,138
Distributions receivable from Fidelity Central Funds		5,890,387
Prepaid expenses		6,987
Other receivables		12,874
Total assets		6,337,934,535

Liabilities
Payable for investments purchased	$ 3,005,657
Payable for fund shares redeemed	5,002,809
Accrued management fee	2,918,411
Distribution and service plan fees payable	127,120
Other affiliated payables	680,843
Other payables and accrued expenses	116,940
Total liabilities		11,851,780

Net Assets		$ 6,326,082,755
Net Assets consist of:
Paid in capital		$ 6,320,257,228
Undistributed net investment income		40,386,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(452,879,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,318,581
Net Assets		$ 6,326,082,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($207,640,016 ÷ 21,015,614 shares)	$ 9.88

Maximum offering price per share (100/96.00 of $9.88)	$ 10.29
Class T: Net Asset Value and redemption price per share ($30,805,324 ÷ 3,113,983 shares)	$ 9.89

Maximum offering price per share (100/96.00 of $9.89)	$ 10.30
Class B: Net Asset Value and offering price per share ($7,446,389 ÷ 756,694 shares) A	$ 9.84

Class C: Net Asset Value and offering price per share ($90,823,978 ÷ 9,271,762 shares) A	$ 9.80

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,145,385,541 ÷ 417,801,903 shares)	$ 9.92

Class F: Net Asset Value, offering price and redemption price per share ($941,643,947 ÷ 94,988,389 shares)	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($902,337,560 ÷ 91,097,975 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2011

Investment Income
Dividends		$ 10,062,369
Interest		27,734,354
Inflation principal income		14,571,610
Income from Fidelity Central Funds		33,666,074
Total income		86,034,407

Expenses
Management fee	$ 16,808,425
Transfer agent fees	3,387,345
Distribution and service plan fees	686,572
Accounting fees and expenses	702,759
Custodian fees and expenses	34,791
Independent trustees' compensation	10,615
Registration fees	62,301
Audit	101,082
Legal	18,375
Interest	103
Miscellaneous	32,176
Total expenses before reductions	21,844,544
Expense reductions	(48,324)	21,796,220
Net investment income (loss)		64,238,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	263,484,654
Fidelity Central Funds	1,410,709
Foreign currency transactions	(7,842)
Total net realized gain (loss)		264,887,521
Change in net unrealized appreciation (depreciation) on: Investment securities	233,341,748
Assets and liabilities in foreign currencies	(14,419)
Total change in net unrealized appreciation (depreciation)		233,327,329
Net gain (loss)		498,214,850
Net increase (decrease) in net assets resulting from operations		$ 562,453,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,238,187	$ 131,981,235
Net realized gain (loss)	264,887,521	462,428,000
Change in net unrealized appreciation (depreciation)	233,327,329	97,204,786
Net increase (decrease) in net assets resulting from operations	562,453,037	691,614,021
Distributions to shareholders from net investment income	(68,525,260)	(83,611,982)
Distributions to shareholders from net realized gain	-	(76,503,945)
Total distributions	(68,525,260)	(160,115,927)
Share transactions - net increase (decrease)	218,831,758	(591,938,978)
Redemption fees	25,348	88,485
Total increase (decrease) in net assets	712,784,883	(60,352,399)

Net Assets
Beginning of period	5,613,297,872	5,673,650,271
End of period (including undistributed net investment income of $40,386,362 and undistributed net investment income of $44,673,435, respectively)	$ 6,326,082,755	$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.089	.171	.146	.444	.473	.524
Net realized and unrealized gain (loss)	.799	.840	(.528)	(.820)	.077	(.329)
Total from investment operations	.888	1.011	(.382)	(.376)	.550	.195
Distributions from net investment income	(.088)	(.111)	(.208)	(.424)	(.400)	(.266)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.088)	(.221)	(.688)	(.494)	(.400)	(.266)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 9.88	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Total Return B, C, D	9.85%	12.46%	(2.73)%	(3.96)%	5.55%	1.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.02%	1.03%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.03%	1.01%	1.01%	1.00%
Expenses net of all reductions	1.02% A	1.02%	1.03%	1.01%	1.01%	.99%
Net investment income (loss)	1.88% A	1.98%	1.98%	4.43%	4.66%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,640	$ 168,216	$ 112,929	$ 125,074	$ 25,406	$ 13,335
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.089	.170	.144	.449	.476	.517
Net realized and unrealized gain (loss)	.798	.841	(.521)	(.843)	.082	(.325)
Total from investment operations	.887	1.011	(.377)	(.394)	.558	.192
Distributions from net investment income	(.087)	(.111)	(.203)	(.417)	(.398)	(.263)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.087)	(.221)	(.683)	(.487)	(.398)	(.263)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 9.89	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Total Return B, C, D	9.82%	12.44%	(2.69)%	(4.12)%	5.64%	1.93%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of all reductions	1.02% A	1.03%	1.07%	1.01%	1.00%	1.05%
Net investment income (loss)	1.88% A	1.98%	1.95%	4.42%	4.67%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,805	$ 27,373	$ 23,500	$ 27,405	$ 27,709	$ 22,825
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.055	.108	.093	.376	.405	.450
Net realized and unrealized gain (loss)	.797	.845	(.536)	(.824)	.072	(.318)
Total from investment operations	.852	.953	(.443)	(.448)	.477	.132
Distributions from net investment income	(.042)	(.083)	(.147)	(.353)	(.327)	(.213)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.042)	(.193)	(.627)	(.423)	(.327)	(.213)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 9.84	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Total Return B, C, D	9.46%	11.73%	(3.53)%	(4.63)%	4.81%	1.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.76%	1.71%	1.69%	1.74%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.71%	1.69%	1.74%
Expenses net of all reductions	1.74% A	1.75%	1.75%	1.71%	1.69%	1.73%
Net investment income (loss)	1.16% A	1.26%	1.27%	3.72%	3.98%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,446	$ 7,406	$ 5,992	$ 8,847	$ 6,828	$ 6,002
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.053	.105	.088	.366	.392	.437
Net realized and unrealized gain (loss)	.801	.838	(.532)	(.826)	.080	(.323)
Total from investment operations	.854	.943	(.444)	(.460)	.472	.114
Distributions from net investment income	(.044)	(.083)	(.146)	(.350)	(.322)	(.215)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.044)	(.193)	(.626)	(.420)	(.322)	(.215)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 9.80	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Total Return B, C, D	9.53%	11.65%	(3.55)%	(4.77)%	4.77%	1.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.83%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.83%	1.80%	1.81%	1.85%
Expenses net of all reductions	1.77% A	1.78%	1.83%	1.80%	1.81%	1.84%
Net investment income (loss)	1.13% A	1.23%	1.19%	3.63%	3.86%	4.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,824	$ 66,399	$ 44,744	$ 50,837	$ 24,175	$ 16,528
Portfolio turnover rate G	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.104	.196	.166	.479	.504	.544
Net realized and unrealized gain (loss)	.798	.846	(.529)	(.834)	.079	(.317)
Total from investment operations	.902	1.042	(.363)	(.355)	.583	.227
Distributions from net investment income	(.112)	(.122)	(.227)	(.446)	(.423)	(.278)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.112)	(.232)	(.707)	(.516)	(.423)	(.278)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	.001
Net asset value, end of period	$ 9.92	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Total Return B, C	9.97%	12.81%	(2.48)%	(3.73)%	5.89%	2.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.73%	.77%	.73%	.74%	.80%
Expenses net of fee waivers, if any	.72% A	.73%	.77%	.73%	.74%	.80%
Expenses net of all reductions	.72% A	.73%	.77%	.73%	.73%	.79%
Net investment income (loss)	2.18% A	2.28%	2.25%	4.70%	4.94%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,145,386	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765
Portfolio turnover rate F	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income (loss) D	.109	.208	.065
Net realized and unrealized gain (loss)	.795	.845	.676
Total from investment operations	.904	1.053	.741
Distributions from net investment income	(.124)	(.133)	(.051)
Distributions from net realized gain	-	(.110)	-
Total distributions	(.124)	(.243)	(.051)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.91	$ 9.13	$ 8.32
Total Return B, C	10.00%	12.96%	9.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.61% A
Expenses net of fee waivers, if any	.60% A	.60%	.61% A
Expenses net of all reductions	.60% A	.60%	.61% A
Net investment income (loss)	2.30% A	2.41%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 941,644	$ 558,829	$ 389
Portfolio turnover rate F	42% A	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.102	.194	.166	.475	.500	.540
Net realized and unrealized gain (loss)	.808	.848	(.529)	(.841)	.081	(.321)
Total from investment operations	.910	1.042	(.363)	(.366)	.581	.219
Distributions from net investment income	(.110)	(.122)	(.227)	(.445)	(.421)	(.280)
Distributions from net realized gain	-	(.110)	(.480)	(.070)	-	-
Total distributions	(.110)	(.232)	(.707)	(.515)	(.421)	(.280)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	.001
Net asset value, end of period	$ 9.91	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Total Return B, C	10.08%	12.84%	(2.49)%	(3.85)%	5.87%	2.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.75%	.77%	.75%	.76%	.82%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.75%	.76%	.82%
Expenses net of all reductions	.76% A	.75%	.77%	.75%	.75%	.82%
Net investment income (loss)	2.14% A	2.25%	2.24%	4.68%	4.92%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902,338	$ 716,052	$ 571,760	$ 514,011	$ 311,894	$ 139,446
Portfolio turnover rate F	42% A	29%	38%	40%	19%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F shares and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. The Fund invests a significant portion of its assets in below investment grade securities. The

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), Commodity-Linked Notes, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 506,153,043
Gross unrealized depreciation	(111,836,540)
Net unrealized appreciation (depreciation) on securities and other investments	$ 394,316,503
Tax cost	$ 5,910,796,305

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Indexed Securities - continued

instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $946,520,187 and $735,966,750, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $30,203 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 231,983	$ 5,604
Class T	-%	.25%	36,178	-
Class B	.65%	.25%	33,307	24,116
Class C	.75%	.25%	385,104	122,182
			$ 686,572	$ 151,902

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,507
Class T	2,784
Class B*	5,558
Class C*	3,574
$ 28,423

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 155,432.17
Class T	24,723.17
Class B	9,050.25
Class C	64,905.17
Strategic Real Return	2,490,795.12
Institutional Class	642,440.16
	$ 3,387,345

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,735 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,503 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from

Semiannual Report

8. Bank Borrowings - continued

time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,220,000. The weighted average interest rate was .71%. The interest expense amounted to $103 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,841 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $280.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class A	$ 1,670,759	$ 1,593,234
Class T	260,707	320,683
Class B	33,056	61,250
Class C	347,922	472,652
Strategic Real Return	48,597,518	71,427,737
Class F	8,775,975	1,067,446
Institutional Class	8,839,323	8,668,980
Total	$ 68,525,260	$ 83,611,982
From net realized gain
Class A	$ -	$ 1,672,439
Class T	-	325,701
Class B	-	83,005
Class C	-	667,876
Strategic Real Return	-	63,625,267
Class F	-	2,017,809
Institutional Class	-	8,111,848
Total	$ -	$ 76,503,945

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class A
Shares sold	4,224,586	10,615,711	$ 40,390,289	$ 90,685,604
Reinvestment of distributions	134,984	370,076	1,249,689	3,077,691
Shares redeemed	(1,866,397)	(6,091,016)	(17,751,130)	(52,371,400)
Net increase (decrease)	2,493,173	4,894,771	$ 23,888,848	$ 41,391,895
Class T
Shares sold	369,291	812,058	$ 3,540,615	$ 6,953,971
Reinvestment of distributions	23,297	70,645	215,915	588,027
Shares redeemed	(289,275)	(704,426)	(2,749,601)	(6,067,389)
Net increase (decrease)	103,313	178,277	$ 1,006,929	$ 1,474,609
Class B
Shares sold	62,531	357,460	$ 593,978	$ 3,050,687
Reinvestment of distributions	2,900	14,631	27,057	121,769
Shares redeemed	(128,653)	(276,279)	(1,217,958)	(2,363,553)
Net increase (decrease)	(63,222)	95,812	$ (596,923)	$ 808,903
Class C
Shares sold	2,523,739	3,428,027	$ 23,960,371	$ 29,121,408
Reinvestment of distributions	31,436	120,335	292,038	998,018
Shares redeemed	(665,191)	(1,594,474)	(6,284,409)	(13,603,248)
Net increase (decrease)	1,889,984	1,953,888	$ 17,968,000	$ 16,516,178
Strategic Real Return
Shares sold	39,231,983	62,439,364	$ 376,239,644	$ 538,503,624
Reinvestment of distributions	5,206,258	16,074,514	48,191,940	133,884,159
Shares redeemed	(72,314,880)	(223,722,569)	(688,107,484)	(1,931,706,512)
Net increase (decrease)	(27,876,639)	(145,208,691)	$ (263,675,900)	$ (1,259,318,729)
Class F
Shares sold	40,664,084	71,940,686	$ 386,977,645	$ 618,764,915
Reinvestment of distributions	948,057	367,306	8,775,975	3,085,255
Shares redeemed	(7,842,249)	(11,136,292)	(75,728,352)	(96,999,485)
Net increase (decrease)	33,769,892	61,171,700	$ 320,025,268	$ 524,850,685

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Institutional Class
Shares sold	14,387,826	23,621,317	$ 138,058,852	$ 202,869,795
Reinvestment of distributions	891,060	1,978,397	8,244,507	16,468,057
Shares redeemed	(2,742,694)	(15,883,677)	(26,087,823)	(137,000,371)
Net increase (decrease)	12,536,192	9,716,037	$ 120,215,536	$ 82,337,481

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom 2020 Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds, and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 68% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the six months ended March 31, 2011 and for each of the five years in the period ended September 30, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the six months ended March 31, 2011 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRSI-USAN-0511
1.814975.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2011